Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAAX
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCCX
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIEX
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUCX
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEAX
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLECX
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWAX
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWCX
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVAX
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALVX
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCAX
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFCX
PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOAX
PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOCX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWCX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVCX
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIAX
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPICX
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC BALANCED ALLOCATION FUND (Second Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLIX
PNC INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUIX
PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEIX
PNC LARGE CAP GROWTH FUND (Second Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWIX
PNC LARGE CAP VALUE FUND (Second Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIVX
PNC MID CAP VALUE FUND (Second Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVIX
PNC MULTI-FACTOR SMALL CAP CORE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOIX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUIX
PNC S&P 500 INDEX FUND (Second Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSXIX
PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCIX
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAAAX
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFDCX
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POMAX
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTCX
PNC HIGH YIELD BOND FUND (First Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHBX
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFAX
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBCX
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFAX
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLCX
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVAX
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVCX
PNC ULTRA SHORT BOND FUND (First Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBAX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITCX
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDATX
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDACX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMMAX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMICX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXAX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXCX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMAX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMCX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDLAX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCLX
PNC BOND FUND (Second Prospectus Summary) | PNC BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFDIX
PNC GOVERNMENT MORTGAGE FUND (Second Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTGIX
PNC HIGH YIELD BOND FUND (Second Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIHBX
PNC INTERMEDIATE BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIKIX
PNC LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMYIX
PNC TOTAL RETURN ADVANTAGE FUND (Second Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVIX
PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIIX
PNC MARYLAND TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDITX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFIX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXIX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBIX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDLIX
PNC GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAXX
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAXX
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PECXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (First Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POAXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAXX
PNC TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXAXX
PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAXX
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKIXX
PNC MONEY MARKET FUND (Second Prospectus Summary) | PNC MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYIXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POTXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTXX
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXIXX
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXTXX
PNC TREASURY MONEY MARKET FUND (Second Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIXX

PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND
PNC BALANCED ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC BALANCED ALLOCATION FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC BALANCED ALLOCATION FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.04%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.40%		0.40%
Other Expenses		0.65%		0.65%
Acquired Fund Fees and Expenses	[2]	0.05%		0.05%
Total Annual Fund Operating Expenses	[3]	1.49%		2.20%
Fee Waiver and Expense Reimbursement	[4]	(0.15%)		(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	1.34%		2.05%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.29% and 2.00% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC BALANCED ALLOCATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	605	922	1,261	2,216
CLASS C	308	674	1,166	2,522

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC BALANCED ALLOCATION FUND CLASS C	208	674	1,166	2,522

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 76%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC

Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities,

such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The

Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and option on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets'

governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up or down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year and by showing how the average annual returns of the Fund's

Class A and Class C Shares compare with those of broad measures of market performance,

including the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and the Balanced

Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays U.S.

Aggregate Bond Index. The bar chart shows changes in the performance of the Fund's

Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges.

The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the

Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.11%   (6/30/03)

Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 4.51%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC BALANCED ALLOCATION FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		5.93%	1.91%	1.95%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	5.70%	1.16%	1.34%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.99%	1.38%	1.41%
CLASS C	Class C Shares Returns Before Taxes		9.26%	2.14%	1.68%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Balanced Allocation Hybrid Benchmark Index	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)		12.13%	4.07%	3.52%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC BALANCED ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
For Class C Shares, you would pay the following expenses if you did not redeem your shares:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC
Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The
Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and option on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets'
governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up or down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year and by showing how the average annual returns of the Fund's
Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and the Balanced
Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays U.S.
Aggregate Bond Index. The bar chart shows changes in the performance of the Fund's
Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges.
The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the
Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500�� Index, the Barclays U.S. Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500�� Index and 40% Barclays U.S. Aggregate Bond Index. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.11%   (6/30/03)
Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 4.51%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.39%)
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC BALANCED ALLOCATION FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC BALANCED ALLOCATION FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
PNC BALANCED ALLOCATION FUND | Balanced Allocation Hybrid Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	605
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Annual Return 2001	rr_AnnualReturn2001	(7.08%)
Annual Return 2002	rr_AnnualReturn2002	(13.89%)
Annual Return 2003	rr_AnnualReturn2003	21.96%
Annual Return 2004	rr_AnnualReturn2004	7.40%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	11.95%
Annual Return 2007	rr_AnnualReturn2007	7.62%
Annual Return 2008	rr_AnnualReturn2008	(27.38%)
Annual Return 2009	rr_AnnualReturn2009	18.56%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
PNC BALANCED ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
PNC BALANCED ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,522
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,166
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,522
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[5]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.29% and 2.00% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[6]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND
PNC INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC INTERNATIONAL EQUITY FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC INTERNATIONAL EQUITY FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.24%		0.24%
Other Expenses		0.49%		0.49%
Total Annual Fund Operating Expenses	[2]	1.54%		2.24%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC INTERNATIONAL EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	698	1,020	1,364	2,331
CLASS C	327	700	1,200	2,575

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC INTERNATIONAL EQUITY FUND CLASS C	227	700	1,200	2,575

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 38%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley

Capital International Europe, Australasia, Far East ("MSCI EAFE Index")) or

economies to no more than 25% of the Fund's total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy. The Fund may invest in all capitalization size common stocks.

The Fund's investments in equity securities may include common stocks, American

Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a

more efficient manner. Derivative instruments include, but are not limited to,

options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC (the "Adviser") has delegated to Polaris Capital

Management, LLC ("Polaris" or the "Sub-Adviser") and GE Asset Management

Incorporated ("GEAM" or the "Sub-Adviser") the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets among a growth strategy ("International Growth

Component"), value strategy ("International Value Component") and a core strategy ("International Core Component"). The Adviser manages the International

Growth Component. Polaris and GEAM furnish investment advisory services to the

International Value Component and International Core Component, respectively.

The Adviser monitors the performance of Polaris and GEAM and, at any point, the

Adviser could change the allocation of the Fund's assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Country Risk. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         29.76%   (6/30/09)

Worst Quarter       -23.52%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 4.95%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERNATIONAL EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		7.73%	3.51%	2.06%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	7.74%	3.54%	1.99%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	5.24%	3.14%	1.81%
CLASS C	Class C Shares Return Before Taxes		12.19%	3.96%	1.96%
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	2.46%	3.50%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERNATIONAL EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 38%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley
Capital International Europe, Australasia, Far East ("MSCI EAFE Index")) or
economies to no more than 25% of the Fund's total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy. The Fund may invest in all capitalization size common stocks.

The Fund's investments in equity securities may include common stocks, American
Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a
more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC (the "Adviser") has delegated to Polaris Capital
Management, LLC ("Polaris" or the "Sub-Adviser") and GE Asset Management
Incorporated ("GEAM" or the "Sub-Adviser") the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets among a growth strategy ("International Growth
Component"), value strategy ("International Value Component") and a core strategy ("International Core Component"). The Adviser manages the International
Growth Component. Polaris and GEAM furnish investment advisory services to the
International Value Component and International Core Component, respectively.
The Adviser monitors the performance of Polaris and GEAM and, at any point, the
Adviser could change the allocation of the Fund's assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Country Risk. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         29.76%   (6/30/09)
Worst Quarter       -23.52%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 4.95%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
PNC INTERNATIONAL EQUITY FUND | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.24%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,331
Annual Return 2001	rr_AnnualReturn2001	(25.52%)
Annual Return 2002	rr_AnnualReturn2002	(19.20%)
Annual Return 2003	rr_AnnualReturn2003	32.45%
Annual Return 2004	rr_AnnualReturn2004	16.64%
Annual Return 2005	rr_AnnualReturn2005	11.00%
Annual Return 2006	rr_AnnualReturn2006	28.65%
Annual Return 2007	rr_AnnualReturn2007	12.55%
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	43.79%
Annual Return 2010	rr_AnnualReturn2010	14.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.06%
PNC INTERNATIONAL EQUITY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
PNC INTERNATIONAL EQUITY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.24%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,575
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP CORE EQUITY FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP CORE EQUITY FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.53%		0.53%
Other Expenses:		0.78%		0.78%
Total Annual Fund Operating Expenses		1.56%		2.28%
Fee Waiver and Expense Reimbursement	[2]	(0.34%)		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.22%		1.94%
[1]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.22% and 1.94% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC LARGE CAP CORE EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	667	998	1,351	2,344
CLASS C	297	680	1,189	2,589

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP CORE EQUITY FUND CLASS C	197	680	1,189	2,589

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 79%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental,

quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         13.70%   (6/30/03)

Worst Quarter       -25.70%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 7.19%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP CORE EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		9.21%	(1.41%)	(0.90%)
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	9.10%	(1.97%)	(1.35%)
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	6.13%	(1.19%)	(0.82%)
CLASS C	Class C Shares Return Before Taxes		13.69%	(0.98%)	(1.03%)
S&P 500 �� Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP CORE EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         13.70%   (6/30/03)
Worst Quarter       -25.70%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 7.19%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.70%)
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC LARGE CAP CORE EQUITY FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses:	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
Annual Return 2001	rr_AnnualReturn2001	(14.49%)
Annual Return 2002	rr_AnnualReturn2002	(20.44%)
Annual Return 2003	rr_AnnualReturn2003	26.69%
Annual Return 2004	rr_AnnualReturn2004	7.29%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	9.83%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(41.91%)
Annual Return 2009	rr_AnnualReturn2009	25.72%
Annual Return 2010	rr_AnnualReturn2010	15.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.90%)
PNC LARGE CAP CORE EQUITY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.35%)
PNC LARGE CAP CORE EQUITY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.82%)
PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses:	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.94%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,589
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.03%)

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.22% and 1.94% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND
PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP GROWTH FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP GROWTH FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.32%		0.32%
Other Expenses		0.57%		0.57%
Total Annual Fund Operating Expenses		1.37%		2.07%
Fee Waiver and Expense Reimbursement	[2]	(0.09%)		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.28%		1.98%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.28% and 1.98% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC LARGE CAP GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	673	962	1,271	2,147
CLASS C	301	640	1,105	2,393

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP GROWTH FUND CLASS C	201	640	1,105	2,393

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 71%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")

employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.23%   (12/31/01)

Worst Quarter       -25.29%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 7.76%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		8.76%	(1.65%)	(3.25%)
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	8.70%	(2.24%)	(3.65%)
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	5.78%	(1.35%)	(2.69%)
CLASS C	Class C Shares Returns Before Taxes		13.29%	(1.25%)	(3.38%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 71%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")
employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.23%   (12/31/01)
Worst Quarter       -25.29%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 7.76%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC LARGE CAP GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Annual Return 2001	rr_AnnualReturn2001	(16.53%)
Annual Return 2002	rr_AnnualReturn2002	(28.39%)
Annual Return 2003	rr_AnnualReturn2003	19.75%
Annual Return 2004	rr_AnnualReturn2004	3.55%
Annual Return 2005	rr_AnnualReturn2005	5.33%
Annual Return 2006	rr_AnnualReturn2006	7.35%
Annual Return 2007	rr_AnnualReturn2007	11.37%
Annual Return 2008	rr_AnnualReturn2008	(43.00%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	15.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.25%)
PNC LARGE CAP GROWTH FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.65%)
PNC LARGE CAP GROWTH FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.69%)
PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,393
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,393
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.38%)

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.28% and 1.98% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND
PNC LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP VALUE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP VALUE FUND	CLASS A		CLASS C
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.05%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.22%		0.22%
Other Expenses	0.47%		0.47%
Total Annual Fund Operating Expenses	1.27%		1.97%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC LARGE CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	672	941	1,229	2,049
CLASS C	300	618	1,062	2,296

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP VALUE FUND CLASS C	200	618	1,062	2,296

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 69%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of  $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the "Adviser")

uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety,

utilizing a discounted cash flow methodology.

PRINCIPAL RISKS
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year and by showing how the average annual returns of the Fund's

Class A and Class C Shares compare with those of a broad measure of market performance.

The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds,

the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         15.42%   (6/30/03)

Worst Quarter       -21.10%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 5.34%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		2.21%	(1.18%)	1.88%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	1.98%	(2.15%)	0.95%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.71%	(1.01%)	1.47%
CLASS C	Class C Shares Returns Before Taxes		6.41%	(0.76%)	1.74%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 69%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of  $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the "Adviser")
uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year and by showing how the average annual returns of the Fund's
Class A and Class C Shares compare with those of a broad measure of market performance.
The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         15.42%   (6/30/03)
Worst Quarter       -21.10%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 5.34%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
PNC LARGE CAP VALUE FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
PNC LARGE CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,049
Annual Return 2001	rr_AnnualReturn2001	(4.05%)
Annual Return 2002	rr_AnnualReturn2002	(15.22%)
Annual Return 2003	rr_AnnualReturn2003	26.78%
Annual Return 2004	rr_AnnualReturn2004	13.03%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	20.74%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(36.43%)
Annual Return 2009	rr_AnnualReturn2009	18.10%
Annual Return 2010	rr_AnnualReturn2010	8.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.88%
PNC LARGE CAP VALUE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
PNC LARGE CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
PNC LARGE CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND
PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MID CAP VALUE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MID CAP VALUE FUND	CLASS A		CLASS C
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.05%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.27%		0.27%
Other Expenses	0.52%		0.52%
Total Annual Fund Operating Expenses	1.32%		2.02%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC MID CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	677	955	1,254	2,102
CLASS C	305	634	1,088	2,348

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MID CAP VALUE FUND CLASS C	205	634	1,088	2,348

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 32%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety,

utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies.

Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         20.07%   (9/30/09)

Worst Quarter       -23.80%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 1.76%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MID CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS A	Class A Shares Returns Before Taxes		12.18%	1.54%	7.47%	Jul 1, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	12.04%	1.00%	6.29%	Jul 1, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	8.11%	1.20%	6.09%	Jul 1, 2002
CLASS C	Class C Shares Returns Before Taxes		16.86%	1.97%	8.23%	Jun 2, 2003
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.90%	Jun 30, 2002	10.22%	May 31, 2003
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MID CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies.
Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         20.07%   (9/30/09)
Worst Quarter       -23.80%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 1.76%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
PNC MID CAP VALUE FUND | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2002
Average Annual Returns, Since Inception Secondary	ck0000778202_AverageAnnualReturnSinceInceptionSecondary	10.22%
Average Annual Returns, Inception Date Secondary	ck0000778202_AverageAnnualReturnInceptionDateSecondary	May 31, 2003
PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Annual Return 2003	rr_AnnualReturn2003	34.50%
Annual Return 2004	rr_AnnualReturn2004	21.11%
Annual Return 2005	rr_AnnualReturn2005	15.18%
Annual Return 2006	rr_AnnualReturn2006	20.21%
Annual Return 2007	rr_AnnualReturn2007	0.56%
Annual Return 2008	rr_AnnualReturn2008	(39.84%)
Annual Return 2009	rr_AnnualReturn2009	32.33%
Annual Return 2010	rr_AnnualReturn2010	18.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND
PNC MULTI-FACTOR SMALL CAP CORE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MULTI-FACTOR SMALL CAP CORE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MULTI-FACTOR SMALL CAP CORE FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.42%		0.42%
Other Expenses		0.67%		0.67%
Total Annual Fund Operating Expenses		1.70%		2.42%
Fee Waiver and Expense Reimbursement	[2]	(0.47%)		(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.23%		1.95%
[1]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.23% and 1.95% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC MULTI-FACTOR SMALL CAP CORE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	668	1,027	1,409	2,477
CLASS C	298	710	1,248	2,721

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP CORE FUND CLASS C	198	710	1,248	2,721

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 90%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The Adviser assesses a company's prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in

IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         16.29%   (9/30/09)

Worst Quarter       -23.47%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 9.19%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP CORE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		20.11%	0.28%	0.66%	Sep 30, 2005
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	19.78%	0.10%	0.49%	Sep 30, 2005
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	13.25%	0.16%	0.49%	Sep 30, 2005
CLASS C	Class C Shares Returns Before Taxes		24.98%	1.31%	1.61%	Sep 30, 2005
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	4.48%	Sep 30, 2005
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP CORE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 90%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The Adviser assesses a company's prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in
IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_389/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         16.29%   (9/30/09)
Worst Quarter       -23.47%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 9.19%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
PNC MULTI-FACTOR SMALL CAP CORE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC MULTI-FACTOR SMALL CAP CORE FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,409
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,477
Annual Return 2006	rr_AnnualReturn2006	16.07%
Annual Return 2007	rr_AnnualReturn2007	(2.65%)
Annual Return 2008	rr_AnnualReturn2008	(36.23%)
Annual Return 2009	rr_AnnualReturn2009	17.08%
Annual Return 2010	rr_AnnualReturn2010	27.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,721
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	710
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,248
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,721
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.23% and 1.95% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND
PNC MULTI-FACTOR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MULTI-FACTOR SMALL CAP GROWTH FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MULTI-FACTOR SMALL CAP GROWTH FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.92%		0.92%
Other Expenses		1.17%		1.17%
Total Annual Fund Operating Expenses		2.20%		2.92%
Fee Waiver and Expense Reimbursement	[2]	(0.97%)		(0.97%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.23%		1.95%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.23% and 1.95% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC MULTI-FACTOR SMALL CAP GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	668	1,126	1,609	2,936
CLASS C	298	812	1,453	3,173

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP GROWTH FUND CLASS C	198	812	1,453	3,173

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 92%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth

Index. Using an analytical process together with fundamental research methods,

PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings

("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         18.44%   (12/31/10)

Worst Quarter       -24.59%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 11.50%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		23.01%	1.21%	1.35%	Sep 30, 2005
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	22.96%	1.15%	1.29%	Sep 30, 2005
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	15.01%	1.03%	1.15%	Sep 30, 2005
CLASS C	Class C Shares Returns Before Taxes		28.16%	2.51%	2.64%	Sep 30, 2005
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	5.36%	Sep 30, 2005
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth
Index. Using an analytical process together with fundamental research methods,
PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings
("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_393/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         18.44%   (12/31/10)
Worst Quarter       -24.59%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 11.50%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.59%)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,609
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,936
Annual Return 2006	rr_AnnualReturn2006	7.13%
Annual Return 2007	rr_AnnualReturn2007	10.38%
Annual Return 2008	rr_AnnualReturn2008	(37.05%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	30.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,453
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,173
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	812
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,453
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,173
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.23% and 1.95% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC MULTI-FACTOR SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MULTI-FACTOR SMALL CAP VALUE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MULTI-FACTOR SMALL CAP VALUE FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.04%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.61%		0.61%
Other Expenses		0.86%		0.86%
Total Annual Fund Operating Expenses		1.90%		2.61%
Fee Waiver and Expense Reimbursement	[2]	(0.36%)		(0.36%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.54%		2.25%
[1]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.54% and 2.25% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC MULTI-FACTOR SMALL CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	698	1,093	1,512	2,678
CLASS C	328	777	1,353	2,918

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS C	228	777	1,353	2,918

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 77%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value

Index. Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities

of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in

IPOs. The Fund may invest in foreign stocks in keeping with the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs

or by calling 1-800-622-FUND (3863).

Performance information prior to November 30, 2005 represents performance of the

Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant

Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant

Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small

Cap Value Fund.

Calendar Year Total Returns

Best Quarter         19.22%   (12/31/01)

Worst Quarter       -22.26%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 7.40%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		19.85%	(2.02%)	4.57%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	19.51%	(3.35%)	2.63%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	13.07%	(1.94%)	3.32%
CLASS C	Class C Shares Returns Before Taxes		24.82%	(1.63%)	4.41%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		24.50%	3.52%	8.42%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 77%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value
Index. Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities
of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in
IPOs. The Fund may invest in foreign stocks in keeping with the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance information prior to November 30, 2005 represents performance of the
Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant
Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant
Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small
Cap Value Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_258/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         19.22%   (12/31/01)
Worst Quarter       -22.26%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 7.40%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC MULTI-FACTOR SMALL CAP VALUE FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,093
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,512
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,678
Annual Return 2001	rr_AnnualReturn2001	17.03%
Annual Return 2002	rr_AnnualReturn2002	(10.75%)
Annual Return 2003	rr_AnnualReturn2003	38.62%
Annual Return 2004	rr_AnnualReturn2004	21.30%
Annual Return 2005	rr_AnnualReturn2005	(1.44%)
Annual Return 2006	rr_AnnualReturn2006	13.03%
Annual Return 2007	rr_AnnualReturn2007	(13.49%)
Annual Return 2008	rr_AnnualReturn2008	(29.60%)
Annual Return 2009	rr_AnnualReturn2009	9.49%
Annual Return 2010	rr_AnnualReturn2010	26.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.57%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.32%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,353
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	777
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,353
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,918
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.41%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.54% and 2.25% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND
PNC S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC S&P 500 INDEX FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC S&P 500 INDEX FUND	CLASS A		CLASS C
Management Fees	0.15%		0.15%
Distribution (12b-1) Fees	none	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.22%		0.22%
Other Expenses	0.47%		0.47%
Total Annual Fund Operating Expenses	0.62%		1.37%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC S&P 500 INDEX FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	312	465	631	1,113
CLASS C	239	434	750	1,646

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC S&P 500 INDEX FUND CLASS C	139	434	750	1,646

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 27%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the

"Adviser") does not generally "manage" the Fund in the traditional sense (i.e.,

by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the

Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances,

investments in derivatives will not exceed 20% of the Fund's net assets. The

Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Tracking Error Risk. The S&P 500 Index Fund's ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500®

Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, as well as on the level of the Fund's expenses.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         15.61%   (6/30/09)

Worst Quarter       -21.99%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 5.85%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC S&P 500 INDEX FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		11.59%	1.27%	0.60%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	11.21%	0.75%	0.20%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	7.80%	1.04%	0.42%
CLASS C	Class C Shares Returns Before Taxes		12.61%	1.04%	0.09%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 27%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the
"Adviser") does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the
Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund's net assets. The
Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Tracking Error Risk. The S&P 500 Index Fund's ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500®
Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, as well as on the level of the Fund's expenses.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_223/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         15.61%   (6/30/09)
Worst Quarter       -21.99%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 5.85%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
PNC S&P 500 INDEX FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,113
Annual Return 2001	rr_AnnualReturn2001	(12.47%)
Annual Return 2002	rr_AnnualReturn2002	(22.57%)
Annual Return 2003	rr_AnnualReturn2003	27.96%
Annual Return 2004	rr_AnnualReturn2004	10.29%
Annual Return 2005	rr_AnnualReturn2005	4.26%
Annual Return 2006	rr_AnnualReturn2006	15.10%
Annual Return 2007	rr_AnnualReturn2007	5.02%
Annual Return 2008	rr_AnnualReturn2008	(37.32%)
Annual Return 2009	rr_AnnualReturn2009	25.88%
Annual Return 2010	rr_AnnualReturn2010	14.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.60%
PNC S&P 500 INDEX FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.20%
PNC S&P 500 INDEX FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.42%
PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.09%

[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND
PNC SMALL CAP FUND (formerly PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC SMALL CAP FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC SMALL CAP FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.23%		0.23%
Other Expenses		0.48%		0.48%
Total Annual Fund Operating Expenses	[2]	1.53%		2.23%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC SMALL CAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	697	1,017	1,359	2,321
CLASS C	326	697	1,195	2,565

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC SMALL CAP FUND CLASS C	226	697	1,195	2,565

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 47%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.

The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow

Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-

adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies,

different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.

The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds cash flow value

"target." However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.
[1]
PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         21.58%   (6/30/09)

Worst Quarter       -25.39%   (12/31/08)

The Fund's year-to-date total, excluding any applicable sales charges, return for Class A Shares through June 30, 2011 was 5.98%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC SMALL CAP FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		20.87%	1.56%	3.21%	Apr 2, 2004
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	20.87%	1.17%	2.92%	Apr 2, 2004
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	13.56%	1.27%	2.72%	Apr 2, 2004
CLASS C	Class C Shares Returns Before Taxes		25.96%	2.02%	3.39%	Apr 2, 2004
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	5.65%	Mar 31, 2004
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	CFROI is a registered trademark of CSFB Holt.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC SMALL CAP FUND (formerly PNC Small Cap Core Fund)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.
The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow
Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-
adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.
The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds cash flow value
"target." However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.
			[1]
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_246/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         21.58%   (6/30/09)
Worst Quarter       -25.39%   (12/31/08)

The Fund's year-to-date total, excluding any applicable sales charges, return for Class A Shares through June 30, 2011 was 5.98%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
PNC SMALL CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,321
Annual Return 2005	rr_AnnualReturn2005	3.43%
Annual Return 2006	rr_AnnualReturn2006	11.15%
Annual Return 2007	rr_AnnualReturn2007	0.08%
Annual Return 2008	rr_AnnualReturn2008	(37.26%)
Annual Return 2009	rr_AnnualReturn2009	28.15%
Annual Return 2010	rr_AnnualReturn2010	27.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004

[1]	CFROI is a registered trademark of CSFB Holt.
[2]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[3]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, review or discontinue it.
[4]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[5]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC BALANCED ALLOCATION FUND (Second Prospectus Summary) | PNC BALANCED ALLOCATION FUND
PNC BALANCED ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC BALANCED ALLOCATION FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC BALANCED ALLOCATION FUND CLASS I
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.40%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[2]	1.20%
Fee Waiver and Expense Reimbursement	[2][3]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2][3]	1.05%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.00%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below.. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC BALANCED ALLOCATION FUND CLASS I	107	366	645	1,441

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 76%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC

Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities,

such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities, and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The

Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and  options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class

I Shares from year to year and by showing how the average annual returns of the

Fund's Class I Shares compare with those of broad measures of market performance,

including the S&P 500® Index, the Barclays Aggregate Bond Index and the Balanced

Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays

Aggregate Bond Index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.19%   (6/30/03)

Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.60%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC BALANCED ALLOCATION FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		11.55%	3.16%	2.71%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	11.24%	2.33%	2.02%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	7.69%	2.42%	2.02%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Balanced Allocation Hybrid Benchmark Index	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)		12.13%	4.07%	3.52%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC BALANCED ALLOCATION FUND (Second Prospectus Summary) | PNC BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC BALANCED ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below.. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC
Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities, and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The
Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and  options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class
I Shares from year to year and by showing how the average annual returns of the
Fund's Class I Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays Aggregate Bond Index and the Balanced
Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays
Aggregate Bond Index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of broad measures of market performance, including the S&P 500�� Index, the Barclays Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500�� Index and 40% Barclays Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_276/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.19%   (6/30/03)
Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.60%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC BALANCED ALLOCATION FUND (Second Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.39%)
PNC BALANCED ALLOCATION FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC BALANCED ALLOCATION FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
PNC BALANCED ALLOCATION FUND | Balanced Allocation Hybrid Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
PNC BALANCED ALLOCATION FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Annual Return 2001	rr_AnnualReturn2001	(6.85%)
Annual Return 2002	rr_AnnualReturn2002	(13.69%)
Annual Return 2003	rr_AnnualReturn2003	22.26%
Annual Return 2004	rr_AnnualReturn2004	7.66%
Annual Return 2005	rr_AnnualReturn2005	5.68%
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	7.90%
Annual Return 2008	rr_AnnualReturn2008	(27.24%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	11.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
PNC BALANCED ALLOCATION FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
PNC BALANCED ALLOCATION FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.00%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND
PNC INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC INTERNATIONAL EQUITY FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC INTERNATIONAL EQUITY FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.24%
Total Annual Fund Operating Expenses	[1]	1.24%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC INTERNATIONAL EQUITY FUND CLASS I	126	393	681	1,500

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 38%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley

Capital International Europe, Australasia, Far East ("MSCI EAFE Index")) or

economies to no more than 25% of the Fund's total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy. The Fund may invest in all capitalization size common stocks.

The Fund's investments in equity securities may include common stocks, American

Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC (the "Adviser") has delegated to Polaris Capital

Management, LLC ("Polaris" or the "Sub-Adviser") and GE Asset Management

Incorporated ("GEAM" or the "Sub-Adviser") the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets among a growth strategy ("International Growth

Component"), value strategy ("International Value Component") and a core strategy ("International Core Component"). The Adviser manages the International

Growth Component. Polaris and GEAM furnish investment advisory services to the

International Value Component and International Core Component, respectively.

The Adviser monitors the performance of Polaris and GEAM and, at any point, the

Adviser could change the allocation of the Fund's assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Country Risk. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         29.75%   (6/30/09)

Worst Quarter       -23.52%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.04%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERNATIONAL EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		14.31%	4.97%	2.92%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	14.27%	4.95%	2.81%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	9.59%	4.40%	2.55%
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	2.46%	3.50%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERNATIONAL EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 38%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley
Capital International Europe, Australasia, Far East ("MSCI EAFE Index")) or
economies to no more than 25% of the Fund's total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy. The Fund may invest in all capitalization size common stocks.

The Fund's investments in equity securities may include common stocks, American
Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index in a more efficient manner. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund.
The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC (the "Adviser") has delegated to Polaris Capital
Management, LLC ("Polaris" or the "Sub-Adviser") and GE Asset Management
Incorporated ("GEAM" or the "Sub-Adviser") the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets among a growth strategy ("International Growth
Component"), value strategy ("International Value Component") and a core strategy ("International Core Component"). The Adviser manages the International
Growth Component. Polaris and GEAM furnish investment advisory services to the
International Value Component and International Core Component, respectively.
The Adviser monitors the performance of Polaris and GEAM and, at any point, the
Adviser could change the allocation of the Fund's assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Country Risk. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Multi-National Companies Risk. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. To the extent the Fund invests in securities of multi-national companies, the Fund will be subject to risks not typically associated with investing in the securities of domestic companies with no foreign exposure, including foreign currency risk.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_229/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         29.75%   (6/30/09)
Worst Quarter       -23.52%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.04%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
PNC INTERNATIONAL EQUITY FUND | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	(25.42%)
Annual Return 2002	rr_AnnualReturn2002	(18.86%)
Annual Return 2003	rr_AnnualReturn2003	33.21%
Annual Return 2004	rr_AnnualReturn2004	16.76%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	28.98%
Annual Return 2007	rr_AnnualReturn2007	12.83%
Annual Return 2008	rr_AnnualReturn2008	(46.97%)
Annual Return 2009	rr_AnnualReturn2009	44.44%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
PNC INTERNATIONAL EQUITY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.81%
PNC INTERNATIONAL EQUITY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.55%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LARGE CAP CORE EQUITY FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC LARGE CAP CORE EQUITY FUND CLASS I
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.28%
Fee Waiver and Expense Reimbursement	[1]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.94%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.94%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LARGE CAP CORE EQUITY FUND CLASS I	96	372	670	1,515

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 79%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental,

quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         13.73%   (6/30/03)

Worst Quarter       -25.68%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.31%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP CORE EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		15.85%	0.14%	none
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	15.67%	(0.46%)	(0.50%)
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	10.52%	0.10%	(0.08%)
S&P 500 �� Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP CORE EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_212/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         13.73%   (6/30/03)
Worst Quarter       -25.68%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.31%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.68%)
PNC LARGE CAP CORE EQUITY FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC LARGE CAP CORE EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,515
Annual Return 2001	rr_AnnualReturn2001	(14.25%)
Annual Return 2002	rr_AnnualReturn2002	(20.23%)
Annual Return 2003	rr_AnnualReturn2003	27.06%
Annual Return 2004	rr_AnnualReturn2004	7.50%
Annual Return 2005	rr_AnnualReturn2005	6.34%
Annual Return 2006	rr_AnnualReturn2006	10.07%
Annual Return 2007	rr_AnnualReturn2007	6.62%
Annual Return 2008	rr_AnnualReturn2008	(41.79%)
Annual Return 2009	rr_AnnualReturn2009	27.22%
Annual Return 2010	rr_AnnualReturn2010	15.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
PNC LARGE CAP CORE EQUITY FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.50%)
PNC LARGE CAP CORE EQUITY FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.08%)

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.94%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LARGE CAP GROWTH FUND (Second Prospectus Summary) | PNC LARGE CAP GROWTH FUND
PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LARGE CAP GROWTH FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC LARGE CAP GROWTH FUND CLASS I
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver and Expense Reimbursement	[1]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.98%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.98%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LARGE CAP GROWTH FUND CLASS I	100	331	581	1,298

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 71%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")

employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.32%   (12/31/01)

Worst Quarter       -25.25%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.92%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		15.47%	(0.27%)	(2.45%)
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	15.36%	(0.89%)	(2.87%)
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	10.21%	(0.19%)	(2.04%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP GROWTH FUND (Second Prospectus Summary) | PNC LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 71%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")
employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_217/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.32%   (12/31/01)
Worst Quarter       -25.25%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.92%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP GROWTH FUND (Second Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.25%)
PNC LARGE CAP GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
PNC LARGE CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,298
Annual Return 2001	rr_AnnualReturn2001	(16.31%)
Annual Return 2002	rr_AnnualReturn2002	(28.17%)
Annual Return 2003	rr_AnnualReturn2003	20.10%
Annual Return 2004	rr_AnnualReturn2004	3.71%
Annual Return 2005	rr_AnnualReturn2005	5.64%
Annual Return 2006	rr_AnnualReturn2006	7.61%
Annual Return 2007	rr_AnnualReturn2007	11.61%
Annual Return 2008	rr_AnnualReturn2008	(42.86%)
Annual Return 2009	rr_AnnualReturn2009	24.52%
Annual Return 2010	rr_AnnualReturn2010	15.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.45%)
PNC LARGE CAP GROWTH FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.87%)
PNC LARGE CAP GROWTH FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.04%)

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.98%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC LARGE CAP VALUE FUND (Second Prospectus Summary) | PNC LARGE CAP VALUE FUND
PNC LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LARGE CAP VALUE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC LARGE CAP VALUE FUND CLASS I
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.97%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LARGE CAP VALUE FUND CLASS I	99	309	536	1,190

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 69%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of  $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the "Adviser")

uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety,

utilizing a discounted cash flow methodology.

PRINCIPAL RISKS
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         15.45%   (6/30/03)

Worst Quarter       -21.03%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.55%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		8.58%	0.22%	2.73%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	8.27%	(0.81%)	1.74%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	5.94%	0.17%	2.18%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP VALUE FUND (Second Prospectus Summary) | PNC LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 69%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large cap companies with a minimum stock market capitalization of  $3 billion. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the "Adviser")
uses a value-oriented approach. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of our an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_235/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_235/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         15.45%   (6/30/03)
Worst Quarter       -21.03%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.55%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP VALUE FUND (Second Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
PNC LARGE CAP VALUE FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
PNC LARGE CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2001	rr_AnnualReturn2001	(3.79%)
Annual Return 2002	rr_AnnualReturn2002	(15.04%)
Annual Return 2003	rr_AnnualReturn2003	27.18%
Annual Return 2004	rr_AnnualReturn2004	13.32%
Annual Return 2005	rr_AnnualReturn2005	9.96%
Annual Return 2006	rr_AnnualReturn2006	21.02%
Annual Return 2007	rr_AnnualReturn2007	1.93%
Annual Return 2008	rr_AnnualReturn2008	(36.23%)
Annual Return 2009	rr_AnnualReturn2009	18.36%
Annual Return 2010	rr_AnnualReturn2010	8.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
PNC LARGE CAP VALUE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%
PNC LARGE CAP VALUE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MID CAP VALUE FUND (Second Prospectus Summary) | PNC MID CAP VALUE FUND
PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MID CAP VALUE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC MID CAP VALUE FUND CLASS I
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MID CAP VALUE FUND CLASS I	104	325	563	1,248

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 32%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. PNC Capital Advisors, LLC (the "Adviser")

generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The

Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the

Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, midcap company stocks be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         20.18%   (9/30/09)

Worst Quarter       -23.71%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 1.90%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MID CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS I	Class I Shares Returns Before Taxes		19.00%	2.96%	8.52%	Jul 1, 2002
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	18.78%	2.36%	7.28%	Jul 1, 2002
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	12.63%	2.40%	7.01%	Jul 1, 2002
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.90%	Jun 30, 2002	10.22%	May 31, 2003
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MID CAP VALUE FUND (Second Prospectus Summary) | PNC MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MID CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. PNC Capital Advisors, LLC (the "Adviser")
generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The
Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the
Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, midcap company stocks be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_264/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         20.18%   (9/30/09)
Worst Quarter       -23.71%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 1.90%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MID CAP VALUE FUND (Second Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.71%)
PNC MID CAP VALUE FUND | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2002
Average Annual Returns, Since Inception Secondary	ck0000778202_AverageAnnualReturnSinceInceptionSecondary	10.22%
Average Annual Returns, Inception Date Secondary	ck0000778202_AverageAnnualReturnInceptionDateSecondary	May 31, 2003
PNC MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2003	rr_AnnualReturn2003	34.79%
Annual Return 2004	rr_AnnualReturn2004	21.47%
Annual Return 2005	rr_AnnualReturn2005	15.44%
Annual Return 2006	rr_AnnualReturn2006	20.55%
Annual Return 2007	rr_AnnualReturn2007	0.79%
Annual Return 2008	rr_AnnualReturn2008	(39.68%)
Annual Return 2009	rr_AnnualReturn2009	32.66%
Annual Return 2010	rr_AnnualReturn2010	19.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP CORE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND
PNC MULTI-FACTOR SMALL CAP CORE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MULTI-FACTOR SMALL CAP CORE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC MULTI-FACTOR SMALL CAP CORE FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and Expense Reimbursement	[1]	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.95%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP CORE FUND CLASS I	97	403	732	1,661

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 90%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, PNC Capital

Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The

Adviser assesses a company's prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The

Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

 investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         16.50%   (9/30/09)

Worst Quarter       -23.48%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 9.26%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP CORE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		27.39%	1.68%	2.00%	Sep 30, 2005
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	26.96%	1.45%	1.78%	Sep 30, 2005
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	18.04%	1.34%	1.62%	Sep 30, 2005
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	4.48%	Sep 30, 2005
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP CORE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP CORE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 90%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. Using an analytical process together with fundamental research methods, PNC Capital
Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys those companies that possess both value and growth characteristics. The
Adviser assesses a company's prospects by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The
Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_389/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         16.50%   (9/30/09)
Worst Quarter       -23.48%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 9.26%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP CORE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.48%)
PNC MULTI-FACTOR SMALL CAP CORE FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,661
Annual Return 2006	rr_AnnualReturn2006	16.37%
Annual Return 2007	rr_AnnualReturn2007	(2.34%)
Annual Return 2008	rr_AnnualReturn2008	(36.08%)
Annual Return 2009	rr_AnnualReturn2009	17.45%
Annual Return 2010	rr_AnnualReturn2010	27.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP GROWTH FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND
PNC MULTI-FACTOR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MULTI-FACTOR SMALL CAP GROWTH FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC MULTI-FACTOR SMALL CAP GROWTH FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.92%
Total Annual Fund Operating Expenses		1.92%
Fee Waiver and Expense Reimbursement	[1]	(0.97%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.95%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP GROWTH FUND CLASS I	97	509	947	2,164

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 92%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth

Index. Using an analytical process together with fundamental research methods,

PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in

IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result,

changes in the value of those currencies compared to the U.S. dollar may affect

(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         18.45%   (12/31/10)

Worst Quarter       -24.54%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 11.65%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		30.64%	2.64%	2.69%	Sep 30, 2005
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	30.55%	2.58%	2.62%	Sep 30, 2005
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	20.03%	2.26%	2.31%	Sep 30, 2005
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	5.36%	Sep 30, 2005
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 92%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Growth Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Growth
Index. Using an analytical process together with fundamental research methods,
PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance. The Adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in
IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential for growth.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_393/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         18.45%   (12/31/10)
Worst Quarter       -24.54%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 11.65%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,164
Annual Return 2006	rr_AnnualReturn2006	7.53%
Annual Return 2007	rr_AnnualReturn2007	10.63%
Annual Return 2008	rr_AnnualReturn2008	(36.95%)
Annual Return 2009	rr_AnnualReturn2009	16.26%
Annual Return 2010	rr_AnnualReturn2010	30.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC MULTI-FACTOR SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.61%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and Expense Reimbursement	[1]	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.25%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.25%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I	127	473	842	1,881

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 77%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)

within the current market capitalization range of companies in the Russell 2000

Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value

Index. Using an analytical process together with fundamental research methods to implement a "value" approach, PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The

Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's investment objective.

Under normal circumstances, at the Fund invests least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times,

investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs or by

calling 1-800-622-FUND (3863).

Performance information prior to November 30, 2005 represents performance of the

Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant

Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant

Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small

Cap Value Fund.

Calendar Year Total Returns

Best Quarter         19.26%   (12/31/01)

Worst Quarter       -22.14%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.62%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MULTI-FACTOR SMALL CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		27.19%	(0.66%)	5.42%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	26.72%	(1.97%)	3.51%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	17.90%	(0.80%)	4.07%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		24.50%	3.52%	8.42%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 77%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	Shareholder Fees (fees paid directly from your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of small cap companies. The Fund defines a small cap company as one whose market capitalization falls approximately (i)
within the current market capitalization range of companies in the Russell 2000
Value Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Value
Index. Using an analytical process together with fundamental research methods to implement a "value" approach, PNC Capital Advisors, LLC (the "Adviser") assesses the performance potential of companies and buys those companies it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The
Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Fund also utilizes an active trading approach. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's investment objective.

Under normal circumstances, at the Fund invests least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the Adviser believes hold high potential.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Concentration Risk. To the extent that the Fund invests a significant portion of its assets in one or more industry sectors, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance information prior to November 30, 2005 represents performance of the
Allegiant Small Cap Value Fund, which on that date changed its investment objective, principal investment strategies and name to the Allegiant
Multi-Factor Small Cap Value Fund. On February 8, 2010, the Allegiant
Multi-Factor Small Cap Value Fund changed its name to the PNC Multi-Factor Small
Cap Value Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_258/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         19.26%   (12/31/01)
Worst Quarter       -22.14%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.62%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
PNC MULTI-FACTOR SMALL CAP VALUE FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Annual Return 2001	rr_AnnualReturn2001	17.32%
Annual Return 2002	rr_AnnualReturn2002	(10.56%)
Annual Return 2003	rr_AnnualReturn2003	38.98%
Annual Return 2004	rr_AnnualReturn2004	21.62%
Annual Return 2005	rr_AnnualReturn2005	(1.16%)
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	(13.27%)
Annual Return 2008	rr_AnnualReturn2008	(29.36%)
Annual Return 2009	rr_AnnualReturn2009	9.57%
Annual Return 2010	rr_AnnualReturn2010	27.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.42%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.25%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC S&P 500 INDEX FUND (Second Prospectus Summary) | PNC S&P 500 INDEX FUND
PNC S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC S&P 500 INDEX FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentag of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC S&P 500 INDEX FUND CLASS I
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC S&P 500 INDEX FUND CLASS I	38	119	208	468

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 27%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the

"Adviser") does not generally "manage" the Fund in the traditional sense (i.e.,

by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the

Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index.. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances,

investments in derivatives will not exceed 20% of the Fund's net assets. The

Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Tracking Error Risk. The S&P 500 Index Fund's ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500 Index,

changes in the number of shares issued by the companies represented in the S&P 500 Index, as well as on the level of the Fund's expenses.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         15.69%   (6/30/09)

Worst Quarter       -21.97%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.89%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC S&P 500 INDEX FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		14.79%	2.06%	1.12%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	14.32%	1.50%	0.67%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	9.93%	1.71%	0.84%
S&P 500 �� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC S&P 500 INDEX FUND (Second Prospectus Summary) | PNC S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 27%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets are invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. PNC Capital Advisors, LLC (the
"Adviser") does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the
Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. The Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index.. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, investments in derivatives will not exceed 20% of the Fund's net assets. The
Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Tracking Error Risk. The S&P 500 Index Fund's ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500 Index, changes in the number of shares issued by the companies represented in the S&P 500 Index, as well as on the level of the Fund's expenses.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         15.69%   (6/30/09)
Worst Quarter       -21.97%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 5.89%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC S&P 500 INDEX FUND (Second Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
PNC S&P 500 INDEX FUND | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentag of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	468
Annual Return 2001	rr_AnnualReturn2001	(12.22%)
Annual Return 2002	rr_AnnualReturn2002	(22.33%)
Annual Return 2003	rr_AnnualReturn2003	28.05%
Annual Return 2004	rr_AnnualReturn2004	10.65%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	15.45%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	(37.18%)
Annual Return 2009	rr_AnnualReturn2009	26.41%
Annual Return 2010	rr_AnnualReturn2010	14.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.12%
PNC S&P 500 INDEX FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.67%
PNC S&P 500 INDEX FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.84%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND
PNC SMALL CAP FUND (formerly, PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC SMALL CAP FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC SMALL CAP FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1]	1.23%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC SMALL CAP FUND CLASS I	125	390	676	1,489

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 47%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.

The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC's (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow

Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.

The Adviser will generally sell a security when cash flow return on investment flattens or declines, and when market price equals or exceeds cash flow value

"target". However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.
[1]
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         21.50%   (6/30/09)

Worst Quarter       -25.41%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 6.05%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC SMALL CAP FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		28.37%	3.02%	4.37%	Apr 2, 2004
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	28.37%	2.61%	4.06%	Apr 2, 2004
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	18.44%	2.52%	3.72%	Apr 2, 2004
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	5.65%	Mar 31, 2004
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	CFROI is a registered trademark of CSFB Holt.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC SMALL CAP FUND (formerly, PNC Small Cap Core Fund)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.
The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC's (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow
Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.
The Adviser will generally sell a security when cash flow return on investment flattens or declines, and when market price equals or exceeds cash flow value
"target". However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.
[1]
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         21.50%   (6/30/09)
Worst Quarter       -25.41%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 6.05%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.41%)
PNC SMALL CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
PNC SMALL CAP FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2005	rr_AnnualReturn2005	3.70%
Annual Return 2006	rr_AnnualReturn2006	11.45%
Annual Return 2007	rr_AnnualReturn2007	0.30%
Annual Return 2008	rr_AnnualReturn2008	(37.10%)
Annual Return 2009	rr_AnnualReturn2009	28.57%
Annual Return 2010	rr_AnnualReturn2010	28.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004

[1]	CFROI is a registered trademark of CSFB Holt.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND
PNC BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC BOND FUND	CLASS A		CLASS C
Management Fees	0.45%		0.45%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.14%		0.14%
Other Expenses	0.39%		0.39%
Total Annual Fund Operating Expenses	0.87%		1.59%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	535	729	940	1,547
CLASS C	262	502	866	1,889

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC BOND FUND CLASS C	162	502	866	1,889

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 80%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or,

if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of

comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.44%   (9/30/02)

Worst Quarter       -3.18%   (9/30/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 2.14%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary
CLASS A	Class A Shares Returns Before Taxes		1.53%	4.11%	4.65%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	0.36%	2.60%	3.06%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.98%	2.61%	3.01%
CLASS C	Class C Shares Returns Before Taxes		4.60%	4.29%	4.39%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%	3.84%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_288/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.44%   (9/30/02)
Worst Quarter       -3.18%   (9/30/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 2.14%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
PNC BOND FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, 10 Years, Secondary	ck0000778202_AverageAnnualReturnYear10Secondary	3.84%
PNC BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	535
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	940
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,547
Annual Return 2001	rr_AnnualReturn2001	7.26%
Annual Return 2002	rr_AnnualReturn2002	9.71%
Annual Return 2003	rr_AnnualReturn2003	3.80%
Annual Return 2004	rr_AnnualReturn2004	3.63%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	3.99%
Annual Return 2007	rr_AnnualReturn2007	6.01%
Annual Return 2008	rr_AnnualReturn2008	0.47%
Annual Return 2009	rr_AnnualReturn2009	8.70%
Annual Return 2010	rr_AnnualReturn2010	6.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%
PNC BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.06%
PNC BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.01%
PNC BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND
PNC GOVERNMENT MORTGAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC GOVERNMENT MORTGAGE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC GOVERNMENT MORTGAGE FUND	CLASS A		CLASS C
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.23%		0.23%
Other Expenses	0.48%		0.48%
Total Annual Fund Operating Expenses	0.91%		1.63%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC GOVERNMENT MORTGAGE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	539	741	961	1,591
CLASS C	266	514	887	1,933

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC GOVERNMENT MORTGAGE FUND CLASS C	166	514	887	1,933

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 17%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital

Advisors, LLC (the "Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/

Overview.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.76%   (12/31/08)

Worst Quarter       -1.25%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 2.16%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC GOVERNMENT MORTGAGE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		0.16%	4.75%	4.67%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.25%)	3.11%	2.98%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.09%	3.08%	2.96%
CLASS C	Class C Shares Returns Before Taxes		3.25%	4.96%	4.43%
Barclays Fixed Rate Mortgage-Backed Securities Index	Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)		5.50%	6.39%	5.91%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC GOVERNMENT MORTGAGE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 17%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital
Advisors, LLC (the "Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_317/Overview.fs
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/
Overview.fs or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_317/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.76%   (12/31/08)
Worst Quarter       -1.25%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 2.16%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.25%)
PNC GOVERNMENT MORTGAGE FUND | Barclays Fixed Rate Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	539
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,591
Annual Return 2001	rr_AnnualReturn2001	7.35%
Annual Return 2002	rr_AnnualReturn2002	7.92%
Annual Return 2003	rr_AnnualReturn2003	1.88%
Annual Return 2004	rr_AnnualReturn2004	3.94%
Annual Return 2005	rr_AnnualReturn2005	1.97%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	6.32%
Annual Return 2008	rr_AnnualReturn2008	7.27%
Annual Return 2009	rr_AnnualReturn2009	5.73%
Annual Return 2010	rr_AnnualReturn2010	4.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
PNC GOVERNMENT MORTGAGE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.98%
PNC GOVERNMENT MORTGAGE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.96%
PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.43%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC HIGH YIELD BOND FUND (First Prospectus Summary) | PNC HIGH YIELD BOND FUND
PNC HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income along with capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		PNC HIGH YIELD BOND FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC HIGH YIELD BOND FUND CLASS A
Management Fees		0.50%
Distribution (12b-1) Fees	[1]	0.01%
Shareholder Servicing Fees		0.25%
Other	[2]	0.67%
Other Expenses		0.92%
Total Annual Fund Operating Expenses	[2][3]	1.43%
Fee Waiver and Expense Reimbursement	[4]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	1.02%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.01%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement and the contractual limitation on Distribution (12b-1) Fees for

Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC HIGH YIELD BOND FUND CLASS A	549	862	1,196	2,140

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 91%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment objective is to provide a high level of current income along with capital appreciation. Under normal circumstances, at least 80% of the

Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy. The term "high yield" is generally understood to describe debt securities that are rated below investment grade ("junk bonds"). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S.

and Canadian issuers.

The Fund may invest in foreign securities, including securities of issuers in emerging markets.

In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the

"Adviser") considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's

Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter        21.58%   (6/30/09)

Worst Quarter       -0.42%   (3/31/09)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 4.37%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC HIGH YIELD BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		8.38%	6.29%	Apr 29, 2008
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	0.79%	1.33%	Apr 29, 2008
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	6.48%	2.58%	Apr 29, 2008
Barclays U.S. Corporate High Yield Bond Index	Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		15.12%	11.27%	Apr 29, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC HIGH YIELD BOND FUND (First Prospectus Summary) | PNC HIGH YIELD BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC HIGH YIELD BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income along with capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 91%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement and the contractual limitation on Distribution (12b-1) Fees for
Class A Shares are reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment objective is to provide a high level of current income along with capital appreciation. Under normal circumstances, at least 80% of the
Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy. The term "high yield" is generally understood to describe debt securities that are rated below investment grade ("junk bonds"). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S.
and Canadian issuers.

The Fund may invest in foreign securities, including securities of issuers in emerging markets.

In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the
"Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's
Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_430/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        21.58%   (6/30/09)
Worst Quarter       -0.42%   (3/31/09)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 4.37%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC HIGH YIELD BOND FUND (First Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.42%)
PNC HIGH YIELD BOND FUND | Barclays U.S. Corporate High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.67%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3],[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	549
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,140
Annual Return 2009	rr_AnnualReturn2009	43.50%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[5]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.01%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND
PNC INTERMEDIATE BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC INTERMEDIATE BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC INTERMEDIATE BOND FUND	CLASS A		CLASS C
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.13%		0.13%
Other Expenses	0.38%		0.38%
Total Annual Fund Operating Expenses	0.81%		1.53%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC INTERMEDIATE BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	529	711	909	1,479
CLASS C	256	483	834	1,824

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC INTERMEDIATE BOND FUND CLASS C	156	483	834	1,824

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 80%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years,

but may vary in response to market conditions. Under normal circumstances, the

Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or,

if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of

comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future  performance. Updated information on the Fund's performance can be obtained by  visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs

or  by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.70%   (9/30/02)

Worst Quarter       -2.54%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 1.75%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERMEDIATE BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		1.07%	4.42%	4.64%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(0.28%)	3.02%	3.19%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.90%	2.96%	3.11%
CLASS C	Class C Shares Returns Before Taxes		4.02%	4.64%	4.40%
Barclays Intermediate U.S. Government/ Credit Bond Index	Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERMEDIATE BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the
Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future  performance. Updated information on the Fund's performance can be obtained by  visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs
or  by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_294/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.70%   (9/30/02)
Worst Quarter       -2.54%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 1.75%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
PNC INTERMEDIATE BOND FUND | Barclays Intermediate U.S. Government/ Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	529
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,479
Annual Return 2001	rr_AnnualReturn2001	7.60%
Annual Return 2002	rr_AnnualReturn2002	9.67%
Annual Return 2003	rr_AnnualReturn2003	3.75%
Annual Return 2004	rr_AnnualReturn2004	2.57%
Annual Return 2005	rr_AnnualReturn2005	1.00%
Annual Return 2006	rr_AnnualReturn2006	3.55%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	8.22%
Annual Return 2010	rr_AnnualReturn2010	5.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
PNC INTERMEDIATE BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%
PNC INTERMEDIATE BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
PNC LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LIMITED MATURITY BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.25%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.25% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LIMITED MATURITY BOND FUND	CLASS A		CLASS C
Management Fees	0.35%		0.35%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.15%		0.15%
Other Expenses	0.40%		0.40%
Total Annual Fund Operating Expenses	0.78%		1.50%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC LIMITED MATURITY BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	278	459	655	1,222
CLASS C	253	474	818	1,791

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LIMITED MATURITY BOND FUND CLASS C	153	474	818	1,791

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 54%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'

written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.59%   (3/31/01)

Worst Quarter       -1.20%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 0.65%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LIMITED MATURITY BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		0.20%	3.75%	3.71%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(0.45%)	2.60%	2.48%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.12%	2.53%	2.43%
CLASS C	Class C Shares Returns Before Taxes		0.53%	3.42%	3.18%
Merrill Lynch 1-3 Year U.S. Corporate/Government Index	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)		2.82%	4.48%	4.27%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LIMITED MATURITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'
written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.59%   (3/31/01)
Worst Quarter       -1.20%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 0.65%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
PNC LIMITED MATURITY BOND FUND | Merrill Lynch 1-3 Year U.S. Corporate/Government Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
PNC LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.25%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,222
Annual Return 2001	rr_AnnualReturn2001	9.03%
Annual Return 2002	rr_AnnualReturn2002	5.09%
Annual Return 2003	rr_AnnualReturn2003	2.07%
Annual Return 2004	rr_AnnualReturn2004	0.84%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	4.06%
Annual Return 2007	rr_AnnualReturn2007	5.66%
Annual Return 2008	rr_AnnualReturn2008	3.34%
Annual Return 2009	rr_AnnualReturn2009	5.59%
Annual Return 2010	rr_AnnualReturn2010	2.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
PNC LIMITED MATURITY BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
PNC LIMITED MATURITY BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%
PNC LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.25% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND
PNC TOTAL RETURN ADVANTAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC TOTAL RETURN ADVANTAGE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC TOTAL RETURN ADVANTAGE FUND	CLASS A		CLASS C
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.18%		0.18%
Other Expenses	0.43%		0.43%
Total Annual Fund Operating Expenses	0.86%		1.58%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC TOTAL RETURN ADVANTAGE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	534	726	935	1,535
CLASS C	261	499	860	1,878

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC TOTAL RETURN ADVANTAGE FUND CLASS C	161	499	860	1,878

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 76%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated,

determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade,

sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The

Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC Total

Return Bond Fund (the "Acquired Bond Fund"), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected,

the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C

Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_435/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         6.20%   (12/31/08)

Worst Quarter       -2.15%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 2.78%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC TOTAL RETURN ADVANTAGE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		1.42%	4.93%		4.39%	Sep 30, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	0.15%	3.43%		2.89%	Sep 30, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.91%	3.31%		2.85%	Sep 30, 2002
CLASS C	Class C Shares Returns Before Taxes		4.66%	5.37%		4.45%	Sep 30, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%	5.02%	Sep 30, 2002
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TOTAL RETURN ADVANTAGE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The
Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below represents the performance of the PNC Total
Return Bond Fund (the "Acquired Bond Fund"), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C
Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_435/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below represents the performance of the PNC Total Return Bond Fund (the "Acquired Bond Fund"), a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_435/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         6.20%   (12/31/08)
Worst Quarter       -2.15%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 2.78%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.15%)
PNC TOTAL RETURN ADVANTAGE FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	534
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	935
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,535
Annual Return 2003	rr_AnnualReturn2003	3.80%
Annual Return 2004	rr_AnnualReturn2004	3.86%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	3.53%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	4.79%
Annual Return 2009	rr_AnnualReturn2009	9.85%
Annual Return 2010	rr_AnnualReturn2010	6.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,878
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC ULTRA SHORT BOND FUND (First Prospectus Summary) | PNC ULTRA SHORT BOND FUND
PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC ULTRA SHORT BOND FUND (USD $)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC ULTRA SHORT BOND FUND		CLASS A		CLASS C
Management Fees		0.20%		0.20%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.16%		0.16%
Other Expenses		0.41%		0.41%
Total Annual Fund Operating Expenses	[2]	0.64%		1.36%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC ULTRA SHORT BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	165	318	484	967
CLASS C	238	431	745	1,635

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC ULTRA SHORT BOND FUND CLASS C	138	431	745	1,635

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances,

at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%

policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will  primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view,

no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year and by showing how the average annual returns of the Fund's

Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected,

the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. Class C Shares of the Fund have not commenced operations and are currently not offered to shareholders. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the

Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         1.90%   (12/31/08)

Worst Quarter       -0.42%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 0.20%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC ULTRA SHORT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS A	Class A Shares Returns Before Taxes		(0.54%)	3.16%	2.52%	Jan 6, 2003
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(0.90%)	2.10%	1.59%	Jan 6, 2003
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(0.35%)	2.07%	1.61%	Jan 6, 2003
Merrill Lynch 1-Year U.S. Treasury Index	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)		0.83%	3.31%	2.64%	Dec 31, 2002	2.66%	Nov 30, 2002
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC ULTRA SHORT BOND FUND (First Prospectus Summary) | PNC ULTRA SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC ULTRA SHORT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%
policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will  primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year and by showing how the average annual returns of the Fund's
Class A Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. Class C Shares of the Fund have not commenced operations and are currently not offered to shareholders. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the
Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_301/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         1.90%   (12/31/08)
Worst Quarter       -0.42%   (6/30/04)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 0.20%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC ULTRA SHORT BOND FUND (First Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.42%)
PNC ULTRA SHORT BOND FUND | Merrill Lynch 1-Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Average Annual Returns, Since Inception Secondary	ck0000778202_AverageAnnualReturnSinceInceptionSecondary	2.66%
Average Annual Returns, Inception Date Secondary	ck0000778202_AverageAnnualReturnInceptionDateSecondary	Nov 30, 2002
PNC ULTRA SHORT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	967
Annual Return 2004	rr_AnnualReturn2004	0.69%
Annual Return 2005	rr_AnnualReturn2005	1.98%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	5.35%
Annual Return 2008	rr_AnnualReturn2008	4.41%
Annual Return 2009	rr_AnnualReturn2009	2.53%
Annual Return 2010	rr_AnnualReturn2010	0.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2003
PNC ULTRA SHORT BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2003
PNC ULTRA SHORT BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2003
PNC ULTRA SHORT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,635

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
[4]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND
PNC INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC INTERMEDIATE TAX EXEMPT BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC INTERMEDIATE TAX EXEMPT BOND FUND		CLASS A		CLASS C
Management Fees		0.40%		0.40%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.17%		0.17%
Other Expenses	[2]	0.42%		0.42%
Total Annual Fund Operating Expenses	[2]	0.85%		1.57%
Fee Waiver and Expense Reimbursement	[3]	(0.03%)		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.82%		1.54%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC INTERMEDIATE TAX EXEMPT BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	381	575	785	1,388
CLASS C	257	493	852	1,865

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS C	157	493	852	1,865

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 37%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital

Advisors, LLC (the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years,

but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in

U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.

Fund dividends may be taxable for state and local income tax purposes. Also,

some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC National

Tax-Exempt Bond Fund (the "Acquired Tax-Exempt Bond Fund"), a series of PNC

Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class

A Shares from year to year and by showing how the average annual returns of the

Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's

Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         5.00%   (9/30/09)

Worst Quarter       -3.96%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 3.97%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERMEDIATE TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		(1.58%)	2.65%	2.21%	Sep 30, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.95%)	2.48%	2.09%	Sep 30, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.11%	2.63%	2.26%	Sep 30, 2002
CLASS C	Class C Shares Returns Before Taxes		(0.35%)	2.69%	2.00%	Sep 30, 2002
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	4.39%	Sep 30, 2002
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERMEDIATE TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital
Advisors, LLC (the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in
U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.
Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below represents the performance of the PNC National
Tax-Exempt Bond Fund (the "Acquired Tax-Exempt Bond Fund"), a series of PNC
Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class
A Shares from year to year and by showing how the average annual returns of the
Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's
Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         5.00%   (9/30/09)
Worst Quarter       -3.96%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 3.97%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,388
Annual Return 2003	rr_AnnualReturn2003	3.27%
Annual Return 2004	rr_AnnualReturn2004	1.93%
Annual Return 2005	rr_AnnualReturn2005	0.41%
Annual Return 2006	rr_AnnualReturn2006	2.96%
Annual Return 2007	rr_AnnualReturn2007	3.10%
Annual Return 2008	rr_AnnualReturn2008	2.90%
Annual Return 2009	rr_AnnualReturn2009	6.02%
Annual Return 2010	rr_AnnualReturn2010	1.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	852
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,865
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[5]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND
PNC MARYLAND TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MARYLAND TAX EXEMPT BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MARYLAND TAX EXEMPT BOND FUND		CLASS A		CLASS C
Management Fees		0.40%		0.40%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.16%		0.16%
Other Expenses		0.41%		0.41%
Total Annual Fund Operating Expenses	[2]	0.84%		1.56%
Fee Waiver and Expense Reimbursement	[3]	(0.02%)		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.82%		1.54%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC MARYLAND TAX EXEMPT BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	381	573	780	1,378
CLASS C	257	491	848	1,855

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MARYLAND TAX EXEMPT BOND FUND CLASS C	157	491	848	1,855

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 19%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the

State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund will invest in securities of varying maturity.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated,

determined by the Adviser to be of comparable quality. The Fund may invest up to

10% of its assets in below-investment grade securities, also known as high yield

"junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Maryland and its municipalities, events in Maryland are likely to affect the Fund's investments and its performance. As a result, the

Fund is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt

Bond Fund (the "Predecessor Maryland Tax Exempt Bond Fund"), which was reorganized into the Fund on February 8, 2010. The Predecessor Maryland Tax

Exempt Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.49%   (9/30/09)

Worst Quarter       -2.77%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 2.98%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MARYLAND TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		(1.59%)	2.53%		2.20%	Sep 30, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.59%)	2.53%		2.20%	Sep 30, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(0.17%)	2.57%		2.27%	Sep 30, 2002
CLASS C	Class C Shares Returns Before Taxes		(0.17%)	2.59%		2.04%	Sep 30, 2002
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%	4.39%	Sep 30, 2002
S&P/Investortools Maryland Municipal Bond Index	S&P/Investortools Maryland Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	4.12%	4.84%	4.13%	Sep 30, 2002
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MARYLAND TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 19%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the
State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund will invest in securities of varying maturity.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to
10% of its assets in below-investment grade securities, also known as high yield
"junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Maryland and its municipalities, events in Maryland are likely to affect the Fund's investments and its performance. As a result, the
Fund is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt
Bond Fund (the "Predecessor Maryland Tax Exempt Bond Fund"), which was reorganized into the Fund on February 8, 2010. The Predecessor Maryland Tax
Exempt Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_433/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.49%   (9/30/09)
Worst Quarter       -2.77%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 2.98%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC MARYLAND TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | S&P/Investortools Maryland Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Maryland Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,378
Annual Return 2003	rr_AnnualReturn2003	2.88%
Annual Return 2004	rr_AnnualReturn2004	1.86%
Annual Return 2005	rr_AnnualReturn2005	0.78%
Annual Return 2006	rr_AnnualReturn2006	3.12%
Annual Return 2007	rr_AnnualReturn2007	2.79%
Annual Return 2008	rr_AnnualReturn2008	1.72%
Annual Return 2009	rr_AnnualReturn2009	6.79%
Annual Return 2010	rr_AnnualReturn2010	1.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.16%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	491
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	848
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,855
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[5]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND		CLASS A		CLASS C
Management Fees		0.40%		0.40%
Distributione (12b-1) Fees		0.02%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.26%		0.26%
Other Expenses		0.51%		0.51%
Acquired Fund Fees and Expenses	[2]	0.01%		0.01%
Total Annual Fund Operating Expenses		0.94%		1.67%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	393	607	839	1,503
CLASS C	270	526	907	1,976

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS C	170	526	907	1,976

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 22%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the

District of Columbia and their political subdivisions, agencies,

instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization

("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Michigan and its municipalities, events in Michigan are likely to affect the Fund's investments and its performance. As a result, the

Fund is more vulnerable to unfavorable developments in Michigan than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_323/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.93%   (9/30/09)

Worst Quarter       -3.20%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 3.08%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		(0.59%)	2.70%	3.22%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.19%)	2.41%	3.06%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.22%	2.80%	3.29%	[1]
CLASS A S&P/Investortools Intermediate Municipal Bond Index					5.09%
CLASS A S&P/Investortools Michigan Municipal Bond Index					4.79%
CLASS C	Class C Shares Returns Before Taxes		0.92%	2.63%			2.62%	Aug 6, 2001
CLASS C S&P/Investortools Intermediate Municipal Bond Index							4.93%	Jul 31, 2001
CLASS C S&P/Investortools Michigan Municipal Bond Index							4.57%	Jul 31, 2001
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%
S&P/Investortools Michigan Municipal Bond Index	S&P/Investortools Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.38%	3.71%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 22%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the
District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization
("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Michigan and its municipalities, events in Michigan are likely to affect the Fund's investments and its performance. As a result, the
Fund is more vulnerable to unfavorable developments in Michigan than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_323/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_323/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.93%   (9/30/09)
Worst Quarter       -3.20%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 3.08%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Michigan Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distributione (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	393
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,503
Annual Return 2001	rr_AnnualReturn2001	4.38%
Annual Return 2002	rr_AnnualReturn2002	8.06%
Annual Return 2003	rr_AnnualReturn2003	3.83%
Annual Return 2004	rr_AnnualReturn2004	1.59%
Annual Return 2005	rr_AnnualReturn2005	1.01%
Annual Return 2006	rr_AnnualReturn2006	2.96%
Annual Return 2007	rr_AnnualReturn2007	3.80%
Annual Return 2008	rr_AnnualReturn2008	3.04%
Annual Return 2009	rr_AnnualReturn2009	4.36%
Annual Return 2010	rr_AnnualReturn2010	2.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.06%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%	[4]
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | S&P/Investortools Michigan Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.79%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distributione (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2001
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C | S&P/Investortools Michigan Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND	CLASS A		CLASS C
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.15%		0.15%
Other Expenses	0.40%		0.40%
Total Annual Fund Operating Expenses	0.83%		1.55%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	382	572	777	1,368
CLASS C	258	490	845	1,845

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS C	158	490	845	1,845

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 14%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.73%   (6/30/02)

Worst Quarter       -2.60%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 3.28%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		(0.01%)	3.13%	3.50%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(0.20%)	3.08%	3.47%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.22%	3.15%	3.50%
CLASS C	Class C Shares Returns Before Taxes		1.30%	2.99%	3.05%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
S&P/Investortools Ohio Municipal Bond Index	S&P/Investortools Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		0.68%	3.14%	4.44%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_333/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.73%   (6/30/02)
Worst Quarter       -2.60%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 3.28%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.60%)
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Ohio Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,368
Annual Return 2001	rr_AnnualReturn2001	4.23%
Annual Return 2002	rr_AnnualReturn2002	8.53%
Annual Return 2003	rr_AnnualReturn2003	3.51%
Annual Return 2004	rr_AnnualReturn2004	1.91%
Annual Return 2005	rr_AnnualReturn2005	1.36%
Annual Return 2006	rr_AnnualReturn2006	3.33%
Annual Return 2007	rr_AnnualReturn2007	3.65%
Annual Return 2008	rr_AnnualReturn2008	3.23%
Annual Return 2009	rr_AnnualReturn2009	5.50%
Annual Return 2010	rr_AnnualReturn2010	3.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,845
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND	CLASS A		CLASS C
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.02%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.21%		0.21%
Other Expenses	0.46%		0.46%
Total Annual Fund Operating Expenses	0.88%		1.61%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	387	589	807	1,436
CLASS C	264	508	876	1,911

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS C	164	508	876	1,911

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 14%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of

Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes,

but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in

Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in

Pennsylvania than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.13%   (9/30/09)

Worst Quarter       -3.09%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 3.17%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		(0.32%)	3.10%	3.43%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.33%)	2.82%	3.30%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.03%	3.00%	3.37%
CLASS C	Class C Shares Returns Before Taxes		1.00%	2.97%	2.88%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
S&P/Investortools Pennsylvania Municipal Bond Index	S&P/Investortools Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.39%	3.95%	4.92%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of
Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in
Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in
Pennsylvania than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_338/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.13%   (9/30/09)
Worst Quarter       -3.09%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 3.17%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.09%)
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Pennsylvania Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.92%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	387
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,436
Annual Return 2001	rr_AnnualReturn2001	4.20%
Annual Return 2002	rr_AnnualReturn2002	8.03%
Annual Return 2003	rr_AnnualReturn2003	3.63%
Annual Return 2004	rr_AnnualReturn2004	1.77%
Annual Return 2005	rr_AnnualReturn2005	1.40%
Annual Return 2006	rr_AnnualReturn2006	3.27%
Annual Return 2007	rr_AnnualReturn2007	3.98%
Annual Return 2008	rr_AnnualReturn2008	2.60%
Annual Return 2009	rr_AnnualReturn2009	6.01%
Annual Return 2010	rr_AnnualReturn2010	2.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.43%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.37%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.88%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND
PNC TAX EXEMPT LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC TAX EXEMPT LIMITED MATURITY BOND FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC TAX EXEMPT LIMITED MATURITY BOND FUND		CLASS A		CLASS C
Management Fees		0.40%		0.40%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.17%		0.17%
Other Expenses		0.42%		0.42%
Total Annual Fund Operating Expenses	[2]	0.85%		1.57%
Fee Waiver and Expense Reimbursement	[3]	(0.03%)		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.82%		1.54%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue, but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the table above for the Fund.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC TAX EXEMPT LIMITED MATURITY BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	381	575	785	1,388
CLASS C	257	493	852	1,865

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC TAX EXEMPT LIMITED MATURITY BOND FUND CLASS C	157	493	852	1,865

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 43%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax.

A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO")

or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The

Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited

Maturity Bond Fund (the "Predecessor Tax Exempt Limited Maturity Bond Fund"),

which was reorganized into the Fund on February 8, 2010. The Predecessor Tax

Exempt Limited Maturity Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         2.48%   (12/31/08)

Worst Quarter       -1.23%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 1.88%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC TAX EXEMPT LIMITED MATURITY BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		(1.71%)	2.40%		1.73%	Sep 30, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	(1.71%)	2.40%		1.73%	Sep 30, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(0.52%)	2.37%		1.76%	Sep 30, 2002
CLASS C	Class C Shares Returns Before Taxes		(0.37%)	2.49%		1.57%	Sep 30, 2002
S&P/Investortools Short Intermediate Municipal Bond Index	S&P/Investortools Short Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.92%	4.57%	4.48%	3.86%	Sep 30, 2002
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TAX EXEMPT LIMITED MATURITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax.
A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO")
or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The
Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited
Maturity Bond Fund (the "Predecessor Tax Exempt Limited Maturity Bond Fund"),
which was reorganized into the Fund on February 8, 2010. The Predecessor Tax
Exempt Limited Maturity Bond Fund was managed by the Adviser and its predecessors for the periods shown below. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_434/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         2.48%   (12/31/08)
Worst Quarter       -1.23%   (12/31/10)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 1.88%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | S&P/Investortools Short Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Short Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,388
Annual Return 2003	rr_AnnualReturn2003	1.55%
Annual Return 2004	rr_AnnualReturn2004	0.42%
Annual Return 2005	rr_AnnualReturn2005	0.12%
Annual Return 2006	rr_AnnualReturn2006	2.27%
Annual Return 2007	rr_AnnualReturn2007	3.83%
Annual Return 2008	rr_AnnualReturn2008	3.86%
Annual Return 2009	rr_AnnualReturn2009	3.93%
Annual Return 2010	rr_AnnualReturn2010	1.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.17%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	852
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,865
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue, but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the table above for the Fund.
[3]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.81% and 1.53% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[5]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC BOND FUND (Second Prospectus Summary) | PNC BOND FUND
PNC BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC BOND FUND CLASS I
Management Fees	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.59%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC BOND FUND CLASS I	60	189	329	738

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 80%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or,

if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of

comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.51%   (9/30/02)

Worst Quarter       -3.03%   (9/30/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.38%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary
CLASS I	Class I Shares Returns Before Taxes		6.54%	5.32%	5.40%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	5.21%	3.71%	3.70%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	4.24%	3.59%	3.60%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%	3.84%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC BOND FUND (Second Prospectus Summary) | PNC BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_288/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_288/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.51%   (9/30/02)
Worst Quarter       -3.03%   (9/30/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.38%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC BOND FUND (Second Prospectus Summary) | PNC BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.03%)
PNC BOND FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, 10 Years, Secondary	ck0000778202_AverageAnnualReturnYear10Secondary	3.84%
PNC BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2001	rr_AnnualReturn2001	7.42%
Annual Return 2002	rr_AnnualReturn2002	10.11%
Annual Return 2003	rr_AnnualReturn2003	4.05%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	0.61%
Annual Return 2009	rr_AnnualReturn2009	9.13%
Annual Return 2010	rr_AnnualReturn2010	6.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%
PNC BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
PNC BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.60%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC GOVERNMENT MORTGAGE FUND (Second Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND
PNC GOVERNMENT MORTGAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC GOVERNMENT MORTGAGE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC GOVERNMENT MORTGAGE FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.63%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC GOVERNMENT MORTGAGE FUND CLASS I	64	202	351	786

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 17%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital

Advisors, LLC (the "Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.93%   (12/31/08)

Worst Quarter       -1.19%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.30%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC GOVERNMENT MORTGAGE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		5.18%	6.00%	5.42%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	3.60%	4.24%	3.62%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.35%	4.09%	3.55%
Barclays Fixed Rate Mortgage-Backed Securities Index	Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)		5.50%	6.39%	5.91%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MORTGAGE FUND (Second Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC GOVERNMENT MORTGAGE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 17%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of mortgage-related securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund may invest a portion of its assets up to 20% in other types of investments including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, PNC Capital
Advisors, LLC (the "Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_317/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_317/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.93%   (12/31/08)
Worst Quarter       -1.19%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.30%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC GOVERNMENT MORTGAGE FUND (Second Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.19%)
PNC GOVERNMENT MORTGAGE FUND | Barclays Fixed Rate Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Fixed Rate Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2001	rr_AnnualReturn2001	7.61%
Annual Return 2002	rr_AnnualReturn2002	8.19%
Annual Return 2003	rr_AnnualReturn2003	2.13%
Annual Return 2004	rr_AnnualReturn2004	4.20%
Annual Return 2005	rr_AnnualReturn2005	2.22%
Annual Return 2006	rr_AnnualReturn2006	4.70%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	7.66%
Annual Return 2009	rr_AnnualReturn2009	5.91%
Annual Return 2010	rr_AnnualReturn2010	5.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.42%
PNC GOVERNMENT MORTGAGE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
PNC GOVERNMENT MORTGAGE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.55%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC HIGH YIELD BOND FUND (Second Prospectus Summary) | PNC HIGH YIELD BOND FUND
PNC HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income along with capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC HIGH YIELD BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC HIGH YIELD BOND FUND CLASS I
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.67%
Total Annual Fund Operating Expenses	[1][2]	1.17%
Fee Waiver and Expense Reimbursement	[3]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.76%
[1]	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.75%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC HIGH YIELD BOND FUND CLASS I	78	331	604	1,384

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 91%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment objective is to provide a high level of current income along with capital appreciation.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The term "high yield" is generally understood to describe debt securities that are rated below investment grade ("junk bonds"). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities,

mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

The Fund may invest in foreign securities, including securities of issuers in emerging markets.

In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the

"Adviser") considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps,

futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter        21.50%   (6/30/09)

Worst Quarter       -0.22%   (3/31/09)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.50%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC HIGH YIELD BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		13.83%	8.38%	Apr 29, 2008
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	5.76%	3.22%	Apr 29, 2008
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	10.07%	4.26%	Apr 29, 2008
Barclays U.S. Corporate High Yield Bond Index	Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		15.12%	11.27%	Apr 29, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC HIGH YIELD BOND FUND (Second Prospectus Summary) | PNC HIGH YIELD BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC HIGH YIELD BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income along with capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 91%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment objective is to provide a high level of current income along with capital appreciation.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in high yield bonds, which include debt securities of all types. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The term "high yield" is generally understood to describe debt securities that are rated below investment grade ("junk bonds"). The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

The Fund may invest in foreign securities, including securities of issuers in emerging markets.

In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the
"Adviser") considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives, as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_430/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_430/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        21.50%   (6/30/09)
Worst Quarter       -0.22%   (3/31/09)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.50%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC HIGH YIELD BOND FUND (Second Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.22%)
PNC HIGH YIELD BOND FUND | Barclays U.S. Corporate High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Annual Return 2009	rr_AnnualReturn2009	43.90%
Annual Return 2010	rr_AnnualReturn2010	13.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008
PNC HIGH YIELD BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2008

[1]	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.75%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC INTERMEDIATE BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE BOND FUND
PNC INTERMEDIATE BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC INTERMEDIATE BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC INTERMEDIATE BOND FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC INTERMEDIATE BOND FUND CLASS I	54	170	296	665

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 80%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years,

but may vary in response to market conditions. Under normal circumstances, the

Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or,

if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of

comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.77%   (9/30/02)

Worst Quarter       -2.39%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 1.80%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERMEDIATE BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		6.08%	5.66%	5.41%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	4.58%	4.15%	3.85%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	4.18%	3.97%	3.71%
Barclays Intermediate U.S. Government/ Credit Bond Index	Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERMEDIATE BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from three to ten years, but may vary in response to market conditions. Under normal circumstances, the
Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_294/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_294/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.77%   (9/30/02)
Worst Quarter       -2.39%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 1.80%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERMEDIATE BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
PNC INTERMEDIATE BOND FUND | Barclays Intermediate U.S. Government/ Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Intermediate U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
PNC INTERMEDIATE BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2001	rr_AnnualReturn2001	7.97%
Annual Return 2002	rr_AnnualReturn2002	9.84%
Annual Return 2003	rr_AnnualReturn2003	4.10%
Annual Return 2004	rr_AnnualReturn2004	2.73%
Annual Return 2005	rr_AnnualReturn2005	1.35%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	6.64%
Annual Return 2008	rr_AnnualReturn2008	3.25%
Annual Return 2009	rr_AnnualReturn2009	8.63%
Annual Return 2010	rr_AnnualReturn2010	6.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
PNC INTERMEDIATE BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.85%
PNC INTERMEDIATE BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
PNC LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LIMITED MATURITY BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC LIMITED MATURITY BOND FUND CLASS I
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LIMITED MATURITY BOND FUND CLASS I	51	160	280	628

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 54%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'

written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.62%   (3/31/01)

Worst Quarter       -1.15%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.79%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LIMITED MATURITY BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		2.55%	4.45%	4.18%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	1.79%	3.20%	2.85%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.65%	3.06%	2.78%
Merrill Lynch 1-3 Year U.S. Corporate/Government Index	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)		2.82%	4.48%	4.27%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LIMITED MATURITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'
written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_305/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.62%   (3/31/01)
Worst Quarter       -1.15%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.79%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
PNC LIMITED MATURITY BOND FUND | Merrill Lynch 1-3 Year U.S. Corporate/Government Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	9.20%
Annual Return 2002	rr_AnnualReturn2002	5.46%
Annual Return 2003	rr_AnnualReturn2003	2.33%
Annual Return 2004	rr_AnnualReturn2004	0.99%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.32%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	3.60%
Annual Return 2009	rr_AnnualReturn2009	5.79%
Annual Return 2010	rr_AnnualReturn2010	2.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.18%
PNC LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
PNC LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC TOTAL RETURN ADVANTAGE FUND (Second Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND
PNC TOTAL RETURN ADVANTAGE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC TOTAL RETURN ADVANTAGE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC TOTAL RETURN ADVANTAGE FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TOTAL RETURN ADVANTAGE FUND CLASS I	59	186	324	726

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 76%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated,

determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade,

sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The

Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC Total Return

Bond Fund (the "Acquired Bond Fund") a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired Bond Fund. As with all mutual funds,

the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/

FundID_435/Overview.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         6.34%   (12/31/08)

Worst Quarter       -2.13%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.73%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC TOTAL RETURN ADVANTAGE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		6.68%	6.42%	5.70%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	5.24%	4.73%	3.90%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	4.32%	4.49%	3.80%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%	5.02%	Sep 30, 2002
Barclays U.S. Government/Credit Index	Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		6.59%	5.56%	5.83%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TOTAL RETURN ADVANTAGE FUND (Second Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TOTAL RETURN ADVANTAGE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from four to twelve years, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade debt securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of the security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 20% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." Junk bonds may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. The Fund also utilizes an active trading approach. The
Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information below represents the performance of the PNC Total Return
Bond Fund (the "Acquired Bond Fund") a series of PNC Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired Bond Fund. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_435/Overview.fs or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_435/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         6.34%   (12/31/08)
Worst Quarter       -2.13%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.73%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TOTAL RETURN ADVANTAGE FUND (Second Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.13%)
PNC TOTAL RETURN ADVANTAGE FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TOTAL RETURN ADVANTAGE FUND | Barclays U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2001	rr_AnnualReturn2001	6.41%
Annual Return 2002	rr_AnnualReturn2002	7.24%
Annual Return 2003	rr_AnnualReturn2003	4.31%
Annual Return 2004	rr_AnnualReturn2004	4.50%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	5.76%
Annual Return 2008	rr_AnnualReturn2008	5.31%
Annual Return 2009	rr_AnnualReturn2009	10.41%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.80%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND
PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC ULTRA SHORT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC ULTRA SHORT BOND FUND CLASS I
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.36%
[1]	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC ULTRA SHORT BOND FUND CLASS I	37	116	202	456

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances,

at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%

policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated,

determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         1.93%   (3/31/08)

Worst Quarter       -0.25%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.24%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC ULTRA SHORT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS I	Class I Shares Returns Before Taxes		0.83%	3.59%	2.91%	Dec 2, 2002
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	0.37%	2.44%	1.89%	Dec 2, 2002
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.54%	2.39%	1.89%	Dec 2, 2002
Merrill Lynch 1-Year U.S. Treasury Index	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)		0.83%	3.31%	2.64%	Dec 31, 2002	2.66%	Nov 30, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC ULTRA SHORT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%
policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_301/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         1.93%   (3/31/08)
Worst Quarter       -0.25%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.24%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.25%)
PNC ULTRA SHORT BOND FUND | Merrill Lynch 1-Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Average Annual Returns, Since Inception Secondary	ck0000778202_AverageAnnualReturnSinceInceptionSecondary	2.66%
Average Annual Returns, Inception Date Secondary	ck0000778202_AverageAnnualReturnInceptionDateSecondary	Nov 30, 2002
PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2003	rr_AnnualReturn2003	1.76%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.24%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	4.36%
Annual Return 2009	rr_AnnualReturn2009	2.81%
Annual Return 2010	rr_AnnualReturn2010	0.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002
PNC ULTRA SHORT BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002
PNC ULTRA SHORT BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002

[1]	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND
PNC INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Total Annual Fund Operating Expenses		0.57%
Fee Waiver and Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.54%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I	55	180	315	711

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 37%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital

Advisors, LLC (the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years,

but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in

U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.

Fund dividends may be taxable for state and local income tax purposes. Also,

some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC National

Tax-Exempt Bond Fund (the "Acquired Tax-Exempt Bond Fund"), a series of PNC

Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class

I Shares from year to year and by showing how the average annual returns of the

Fund's Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired

Tax-Exempt Bond Fund. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         5.14%   (9/30/09)

Worst Quarter       -3.20%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.11%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERMEDIATE TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		2.44%	3.90%	3.73%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	2.06%	3.73%	3.56%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	2.87%	3.78%	3.62%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC INTERMEDIATE TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital
Advisors, LLC (the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in
U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.
Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below represents the performance of the PNC National
Tax-Exempt Bond Fund (the "Acquired Tax-Exempt Bond Fund"), a series of PNC
Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class
I Shares from year to year and by showing how the average annual returns of the
Fund's Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired
Tax-Exempt Bond Fund. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_436/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         5.14%   (9/30/09)
Worst Quarter       -3.20%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.11%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
PNC INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	315
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	711
Annual Return 2001	rr_AnnualReturn2001	3.96%
Annual Return 2002	rr_AnnualReturn2002	6.98%
Annual Return 2003	rr_AnnualReturn2003	3.68%
Annual Return 2004	rr_AnnualReturn2004	2.34%
Annual Return 2005	rr_AnnualReturn2005	0.91%
Annual Return 2006	rr_AnnualReturn2006	3.37%
Annual Return 2007	rr_AnnualReturn2007	3.62%
Annual Return 2008	rr_AnnualReturn2008	3.53%
Annual Return 2009	rr_AnnualReturn2009	6.57%
Annual Return 2010	rr_AnnualReturn2010	2.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.73%
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%

[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MARYLAND TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND
PNC MARYLAND TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MARYLAND TAX EXEMPT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC MARYLAND TAX EXEMPT BOND FUND CLASS I
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.56%
Fee Waiver and Expense Reimbursement	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.54%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MARYLAND TAX EXEMPT BOND FUND CLASS I	55	177	311	700

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 19%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the

State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund's shareholders is necessary to change the

Fund's fundamental policy. The Fund will invest in securities of varying maturity.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated,

determined by the Adviser to be of comparable quality. The Fund may invest up to

10% of its assets in below-investment grade securities, also known as high yield

"junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to,

options, swaps, futures and options on futures.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Maryland and its municipalities, events in Maryland are likely to affect the Fund's investments and its performance. As a result, the

Fund is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt Bond Fund (the

"Predecessor Maryland Tax Exempt Bond Fund"), which was reorganized into the

Fund on February 8, 2010. The Predecessor Maryland Tax Exempt Bond Fund was

managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the

Predecessor Maryland Tax Exempt Bond Fund not offered by this prospectus;

adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.90%   (6/30/02)

Worst Quarter       -2.71%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.12%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MARYLAND TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		1.80%	3.62%	3.66%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	1.80%	3.62%	3.66%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	2.17%	3.58%	3.64%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%	4.39%	Sep 30, 2002
S&P/Investortools Maryland Municipal Bond Index	S&P/Investortools Maryland Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	4.12%	4.84%	4.13%	Sep 30, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MARYLAND TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MARYLAND TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 19%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment-grade municipal bonds and other municipal obligations issued by the
State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. A vote of the Fund's shareholders is necessary to change the
Fund's fundamental policy. The Fund will invest in securities of varying maturity.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to
10% of its assets in below-investment grade securities, also known as high yield
"junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Maryland and its municipalities, events in Maryland are likely to affect the Fund's investments and its performance. As a result, the
Fund is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Maryland Tax-Exempt Bond Fund (the
"Predecessor Maryland Tax Exempt Bond Fund"), which was reorganized into the
Fund on February 8, 2010. The Predecessor Maryland Tax Exempt Bond Fund was
managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the
Predecessor Maryland Tax Exempt Bond Fund not offered by this prospectus;
adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_433/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_433/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.90%   (6/30/02)
Worst Quarter       -2.71%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.12%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MARYLAND TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
PNC MARYLAND TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | S&P/Investortools Maryland Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Maryland Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	700
Annual Return 2001	rr_AnnualReturn2001	4.13%
Annual Return 2002	rr_AnnualReturn2002	7.35%
Annual Return 2003	rr_AnnualReturn2003	3.39%
Annual Return 2004	rr_AnnualReturn2004	2.37%
Annual Return 2005	rr_AnnualReturn2005	1.38%
Annual Return 2006	rr_AnnualReturn2006	3.55%
Annual Return 2007	rr_AnnualReturn2007	3.30%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	7.33%
Annual Return 2010	rr_AnnualReturn2010	1.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.64%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.67%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I	68	214	373	835

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 22%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the

District of Columbia and their political subdivisions, agencies,

instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization

("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Michigan and its municipalities, events in Michigan are likely to affect the Fund's investments and its performance. As a result, the

Fund is more vulnerable to unfavorable developments in Michigan than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of broad measures of market performance. Performance information prior to June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_323/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.00%   (9/30/09)

Worst Quarter       -2.94%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.00%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		3.00%	3.66%	3.82%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	2.38%	3.37%	3.66%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.71%	3.67%	3.85%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
S&P/Investortools Michigan Municipal Bond Index	S&P/Investortools Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.38%	3.71%	4.79%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide income exempt from regular federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 22%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the
District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization
("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality.
If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including sale of such security, is in the best interests of investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Michigan and its municipalities, events in Michigan are likely to affect the Fund's investments and its performance. As a result, the
Fund is more vulnerable to unfavorable developments in Michigan than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of broad measures of market performance. Performance information prior to June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund, which was reorganized into the Fund on that date. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_323/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_323/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.00%   (9/30/09)
Worst Quarter       -2.94%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.00%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Michigan Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Michigan Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.79%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2001	rr_AnnualReturn2001	4.62%
Annual Return 2002	rr_AnnualReturn2002	8.33%
Annual Return 2003	rr_AnnualReturn2003	4.09%
Annual Return 2004	rr_AnnualReturn2004	1.84%
Annual Return 2005	rr_AnnualReturn2005	1.16%
Annual Return 2006	rr_AnnualReturn2006	3.22%
Annual Return 2007	rr_AnnualReturn2007	4.16%
Annual Return 2008	rr_AnnualReturn2008	3.31%
Annual Return 2009	rr_AnnualReturn2009	4.65%
Annual Return 2010	rr_AnnualReturn2010	3.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.82%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.85%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS I	56	176	307	689

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 14%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.79%   (6/30/02)

Worst Quarter       -2.61%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.42%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		3.41%	4.03%	4.07%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	3.20%	3.97%	4.04%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.58%	3.97%	4.04%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
S&P/Investortools Ohio Municipal Bond Index	S&P/Investortools Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		0.68%	3.14%	4.44%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_333/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_333/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.79%   (6/30/02)
Worst Quarter       -2.61%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.42%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.61%)
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | S&P/Investortools Ohio Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	4.46%
Annual Return 2002	rr_AnnualReturn2002	8.79%
Annual Return 2003	rr_AnnualReturn2003	3.77%
Annual Return 2004	rr_AnnualReturn2004	2.08%
Annual Return 2005	rr_AnnualReturn2005	1.61%
Annual Return 2006	rr_AnnualReturn2006	3.59%
Annual Return 2007	rr_AnnualReturn2007	4.00%
Annual Return 2008	rr_AnnualReturn2008	3.48%
Annual Return 2009	rr_AnnualReturn2009	5.69%
Annual Return 2010	rr_AnnualReturn2010	3.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS I	62	195	340	762

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 14%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of

Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes,

but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in

Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in

Pennsylvania than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         4.22%   (9/30/09)

Worst Quarter       -3.03%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.31%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		3.08%	3.99%	4.00%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	2.03%	3.71%	3.86%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.39%	3.81%	3.91%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
S&P/Investortools Pennsylvania Municipal Bond Index	S&P/Investortools Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.39%	3.95%	4.92%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities (bonds) issued by or on behalf of the Commonwealth of
Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in
Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in
Pennsylvania than are funds that invest in municipal securities of multiple states.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_338/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_338/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         4.22%   (9/30/09)
Worst Quarter       -3.03%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 3.31%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.03%)
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | S&P/Investortools Pennsylvania Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.92%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2001	rr_AnnualReturn2001	4.44%
Annual Return 2002	rr_AnnualReturn2002	8.20%
Annual Return 2003	rr_AnnualReturn2003	3.89%
Annual Return 2004	rr_AnnualReturn2004	2.02%
Annual Return 2005	rr_AnnualReturn2005	1.65%
Annual Return 2006	rr_AnnualReturn2006	3.53%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	2.95%
Annual Return 2009	rr_AnnualReturn2009	6.20%
Annual Return 2010	rr_AnnualReturn2010	3.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.00%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.86%
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC TAX EXEMPT LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND
PNC TAX EXEMPT LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC TAX EXEMPT LIMITED MATURITY BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC TAX EXEMPT LIMITED MATURITY BOND FUND CLASS I
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		0.57%
Fee Waiver and Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.54%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TAX EXEMPT LIMITED MATURITY BOND FUND CLASS I	55	180	315	711

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 43%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.

The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC

(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO")

or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category).

The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited Maturity Bond Fund (the

"Predecessor Tax Exempt Limited Maturity Bond Fund"), which was reorganized into the Fund on February 8, 2010. The Predecessor Tax Exempt Limited Maturity Bond

Fund was managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the Predecessor Tax Exempt Limited Maturity Bond Fund not offered by this prospectus; adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.05%   (6/30/02)

Worst Quarter       -1.25%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.12%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC TAX EXEMPT LIMITED MATURITY BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		1.53%	3.49%	3.17%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	1.53%	3.49%	3.17%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.71%	3.38%	3.12%
S&P/Investortools Short Intermediate Municipal Bond Index	S&P/Investortools Short Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.92%	4.57%	4.48%	3.86%	Sep 30, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TAX EXEMPT LIMITED MATURITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense
Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.
The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years, but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

In selecting securities for the Fund to buy and sell, PNC Capital Advisors, LLC
(the "Adviser") monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will generally purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at least one nationally recognized statistical rating organization ("NRSRO")
or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category).

The Fund may also invest up to 20% of its assets in interest rate swaps for hedging purposes and not for speculation. The Fund may also invest in tax exempt derivative securities relating to municipal securities. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

High Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. The performance set forth below is based on the performance of corresponding classes of the PNC Tax-Exempt Limited Maturity Bond Fund (the
"Predecessor Tax Exempt Limited Maturity Bond Fund"), which was reorganized into the Fund on February 8, 2010. The Predecessor Tax Exempt Limited Maturity Bond
Fund was managed by the Adviser and its predecessors for the periods shown below. Prior to September 30, 2002, the quoted performance of Class I Shares reflects the performance of the Institutional Shares, a separate class of shares of the Predecessor Tax Exempt Limited Maturity Bond Fund not offered by this prospectus; adjusted to reflect the expenses of Class I Shares. Class I Shares of the Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_434/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_434/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.05%   (6/30/02)
Worst Quarter       -1.25%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 2.12%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.25%)
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | S&P/Investortools Short Intermediate Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/Investortools Short Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	315
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	711
Annual Return 2001	rr_AnnualReturn2001	5.35%
Annual Return 2002	rr_AnnualReturn2002	5.44%
Annual Return 2003	rr_AnnualReturn2003	2.06%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	0.62%
Annual Return 2006	rr_AnnualReturn2006	2.68%
Annual Return 2007	rr_AnnualReturn2007	4.35%
Annual Return 2008	rr_AnnualReturn2008	4.38%
Annual Return 2009	rr_AnnualReturn2009	4.55%
Annual Return 2010	rr_AnnualReturn2010	1.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.17%
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.17%
PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
PNC GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC GOVERNMENT MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC GOVERNMENT MONEY MARKET FUND CLASS A
Management Fees		0.25%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.11%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	0.64%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS A	65	220	388	876

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.

government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds,

the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or

by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was

0.05%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.29%   (3/31/01)

Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS A	Class A Shares	0.05%	2.22%	1.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on
Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.
government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or
by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was
0.05%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_343/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.29%   (3/31/01)
Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	876
Annual Return 2001	rr_AnnualReturn2001	3.64%
Annual Return 2002	rr_AnnualReturn2002	1.21%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND
PNC MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MONEY MARKET FUND (USD $)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
[1]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MONEY MARKET FUND	CLASS A		CLASS C
Management Fees	0.25%		0.25%
Distribution (12b-1) Fees	0.03%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.09%		0.09%
Other Expenses	0.34%		0.34%
Total Annual Fund Operating Expenses	0.62%		1.34%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	63	214	377	852
CLASS C	236	425	734	1,613

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MONEY MARKET FUND CLASS C	136	425	734	1,613

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a variety of high quality, short-term U.S.

dollar-denominated money market securities, including certificates of deposit,

time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by

PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies,

authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities,

then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example,

foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation,

which reforms may impact the operations and performance of the Fund.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A and Class C Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.43%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.32%   (3/31/01)

Worst Quarter       0.01%   (9/30/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MONEY MARKET FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares	0.06%	2.32%	2.03%
CLASS C	Class C Shares	0.07%	1.88%	1.59%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a variety of high quality, short-term U.S.
dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by
PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A and Class C Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.43%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_347/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.32%   (3/31/01)
Worst Quarter       0.01%   (9/30/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.43%
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.43%
PNC MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	377
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	852
Annual Return 2001	rr_AnnualReturn2001	3.66%
Annual Return 2002	rr_AnnualReturn2002	1.22%
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	0.71%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	4.74%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.03%
PNC MONEY MARKET FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	236
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

PNC OHIO MUNICIPAL MONEY MARKET FUND (First Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND
PNC OHIO MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC OHIO MUNICIPAL MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC OHIO MUNICIPAL MONEY MARKET FUND CLASS A
Management Fees		0.20%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.11%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	0.59%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC OHIO MUNICIPAL MONEY MARKET FUND CLASS A	60	204	361	816

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund,

as it is permitted to do, invests some of its assets in taxable instruments.

Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund's assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could  cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's

Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_353/Overview.fs

or by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.10%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.81%   (9/30/07)

Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC OHIO MUNICIPAL MONEY MARKET FUND CLASS A	Class A Shares	0.07%	1.63%	1.46%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC OHIO MUNICIPAL MONEY MARKET FUND (First Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC OHIO MUNICIPAL MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on
Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.
Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund's assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could  cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's
Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_353/Overview.fs
or by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.10%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_353/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.81%   (9/30/07)
Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC OHIO MUNICIPAL MONEY MARKET FUND (First Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.10%
PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	361
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	816
Annual Return 2001	rr_AnnualReturn2001	2.42%
Annual Return 2002	rr_AnnualReturn2002	0.98%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.66%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	2.94%
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	1.83%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.46%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
PNC PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A
Management Fees		0.20%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.15%
Other Expenses		0.40%
Total Annual Fund Operating Expenses	[2]	0.63%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A	64	217	383	864

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States,

including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax

("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not

Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. The Fund may also invest in repurchase agreements. Up to 20% of the

Fund's assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, events in

Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in

Pennsylvania than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the

Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.04%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.81%   (9/30/07)

Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND CLASS A	Class A Shares	0.05%	1.59%	1.43%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on
Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax
("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not
Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. The Fund may also invest in repurchase agreements. Up to 20% of the
Fund's assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, events in
Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in
Pennsylvania than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the
Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.04%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_356/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.81%   (9/30/07)
Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	383
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	864
Annual Return 2001	rr_AnnualReturn2001	2.37%
Annual Return 2002	rr_AnnualReturn2002	0.99%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.61%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.16%
Annual Return 2008	rr_AnnualReturn2008	1.72%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND
PNC TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC TAX-EXEMPT MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC TAX-EXEMPT MONEY MARKET FUND CLASS A
Management Fees		0.20%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.10%
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.58%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TAX-EXEMPT MONEY MARKET FUND CLASS A	59	201	355	804

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United

States, the District of Columbia and their political subdivisions, agencies,

instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the

Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or

by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was

0.08%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.81%   (9/30/07)

Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC TAX-EXEMPT MONEY MARKET FUND CLASS A	Class A Shares	0.04%	1.61%	1.44%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TAX EXEMPT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on
Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United
States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A. As with all mutual funds, the
Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or
by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was
0.08%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_360/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.81%   (9/30/07)
Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.08%
PNC TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	804
Annual Return 2001	rr_AnnualReturn2001	2.37%
Annual Return 2002	rr_AnnualReturn2002	0.94%
Annual Return 2003	rr_AnnualReturn2003	0.50%
Annual Return 2004	rr_AnnualReturn2004	0.65%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	2.94%
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	1.78%
Annual Return 2009	rr_AnnualReturn2009	0.18%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND
PNC TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC TREASURY MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC TREASURY MONEY MARKET FUND CLASS A
Management Fees		0.25%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.11%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	0.64%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS A	65	220	388	876

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds,

the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.02%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.21%   (3/31/01)

Worst Quarter       0.00%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS A	Class A Shares	0.01%	1.82%	1.68%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TREASURY MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on
Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.02%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_364/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.21%   (3/31/01)
Worst Quarter       0.00%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.01%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
PNC TREASURY MONEY MARKET FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	876
Annual Return 2001	rr_AnnualReturn2001	3.37%
Annual Return 2002	rr_AnnualReturn2002	1.09%
Annual Return 2003	rr_AnnualReturn2003	0.40%
Annual Return 2004	rr_AnnualReturn2004	0.54%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	4.01%
Annual Return 2008	rr_AnnualReturn2008	1.03%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
PNC GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC GOVERNMENT MONEY MARKET FUND CLASS I
Management Fees		0.25%
Distribution (12b-1) Fees		none
Shareholder Servicing Fees		none
Other	[1]	0.11%
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.36%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS I	37	116	202	456

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.

government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.05%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.36%   (3/31/01)

Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS I	Class I Shares	0.05%	2.39%	2.18%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.
government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.05%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_343/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.36%   (3/31/01)
Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC MONEY MARKET FUND (Second Prospectus Summary) | PNC MONEY MARKET FUND
PNC MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC MONEY MARKET FUND CLASS I
Management Fees	0.25%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	none
Other	0.09%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.34%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC MONEY MARKET FUND CLASS I	35	109	191	431

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a variety of high quality, short-term U.S.

dollar-denominated money market securities, including certificates of deposit,

time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by

PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies,

authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example,

foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds,

the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.43%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.38%   (3/31/01)

Worst Quarter       0.01%   (9/30/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC MONEY MARKET FUND CLASS I	Class I Shares	0.06%	2.48%	2.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MONEY MARKET FUND (Second Prospectus Summary) | PNC MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a variety of high quality, short-term U.S.
dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by
PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_347/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.43%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_347/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.38%   (3/31/01)
Worst Quarter       0.01%   (9/30/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MONEY MARKET FUND (Second Prospectus Summary) | PNC MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.43%
PNC MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2001	rr_AnnualReturn2001	3.91%
Annual Return 2002	rr_AnnualReturn2002	1.47%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.96%
Annual Return 2005	rr_AnnualReturn2005	2.88%
Annual Return 2006	rr_AnnualReturn2006	4.78%
Annual Return 2007	rr_AnnualReturn2007	5.01%
Annual Return 2008	rr_AnnualReturn2008	2.49%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%

PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND
PNC OHIO MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC OHIO MUNICIPAL MONEY MARKET FUND		CLASS I	CLASS T
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fees		none	0.10%
Other	[1]	0.11%	0.11%
Other Expenses		0.11%	0.21%
Total Annual Fund Operating Expenses	[1]	0.31%	0.41%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC OHIO MUNICIPAL MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I	32	100	174	393
CLASS T	42	132	230	518

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund,

as it is permitted to do, invests some of its assets in taxable instruments.

Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund's assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation,

which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010, performance shown for Class T Shares is based on the returns of the Fund's Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the

Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/FundsPerformance/Fund_Snapshot/FundID_353/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.10%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.87%   (9/30/07)

Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC OHIO MUNICIPAL MONEY MARKET FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares	0.07%	1.81%	1.66%
CLASS T	Class T Shares	0.07%			0.09%	Oct 1, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC OHIO MUNICIPAL MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.
Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. Up to 20% of the Fund's assets may be invested in non-Ohio municipal money market instruments, subject to Ohio personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010, performance shown for Class T Shares is based on the returns of the Fund's Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the
Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/FundsPerformance/Fund_Snapshot/FundID_353/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.10%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_353/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.87%   (9/30/07)
Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.10%
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.10%
PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	32
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	393
Annual Return 2001	rr_AnnualReturn2001	2.60%
Annual Return 2002	rr_AnnualReturn2002	1.23%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.11%
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	3.43%
Annual Return 2008	rr_AnnualReturn2008	2.09%
Annual Return 2009	rr_AnnualReturn2009	0.30%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	518
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
PNC PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND		CLASS I	CLASS T
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fees		none	0.10%
Other	[1]	0.15%	0.15%	[2]
Other Expenses		0.15%	0.25%
Total Annual Fund Operating Expenses	[1]	0.35%	0.45%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I	36	113	197	443
CLASS T	46	144	252	567

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States,

including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax

("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not

Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. The Fund may also invest in repurchase agreements. Up to 20% of the

Fund's assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic,

political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in

Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in

Pennsylvania than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010,

performance shown for Class T Shares is based on the returns of the Fund's

Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or

by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.04%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.88%   (9/30/07)

Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares	0.05%	1.76%	1.63%
CLASS T	Class T Shares	0.05%			0.06%	Oct 1, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax
("Pennsylvania municipal money market instruments"). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not
Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax. The Fund may also invest in repurchase agreements. Up to 20% of the
Fund's assets may be invested in non-Pennsylvania municipal money market investments, subject to Pennsylvania personal and corporate income tax or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily on securities issued by Pennsylvania and its municipalities, events in
Pennsylvania are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in
Pennsylvania than are funds that invest in municipal securities of multiple states.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010, performance shown for Class T Shares is based on the returns of the Fund's
Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or
by calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.04%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_356/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.88%   (9/30/07)
Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2001	rr_AnnualReturn2001	2.55%
Annual Return 2002	rr_AnnualReturn2002	1.24%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	3.22%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	1.97%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.63%
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.15%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	567
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND
PNC TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC TAX-EXEMPT MONEY MARKET FUND	CLASS I	CLASS T
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.10%
Other	0.10%	0.10%	[1]
Other Expenses	0.10%	0.20%
Total Annual Fund Operating Expenses	0.30%	0.40%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC TAX-EXEMPT MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I	31	97	169	381
CLASS T	41	128	224	505

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United

States, the District of Columbia and their political subdivisions, agencies,

instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010, performance shown for Class T Shares is based on the returns of the Fund's Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.08%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.87%   (6/30/07)

Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC TAX-EXEMPT MONEY MARKET FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares	0.04%	1.78%	1.64%
CLASS T	Class T Shares	0.04%			0.05%	Oct 1, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TAX EXEMPT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current interest income exempt from federal income tax consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of states, territories and possessions of the United
States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal income taxes ("municipal money market instruments"). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. For the period from class inception to December 31, 2010, performance shown for Class T Shares is based on the returns of the Fund's Class I Shares, adjusted to reflect the different expenses that would have been borne by Class T Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_360/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.08%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/ Fund_Snapshot/FundID_360/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        0.87%   (6/30/07)
Worst Quarter       0.01%   (3/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.08%
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.08%
PNC TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2001	rr_AnnualReturn2001	2.55%
Annual Return 2002	rr_AnnualReturn2002	1.19%
Annual Return 2003	rr_AnnualReturn2003	0.75%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	3.43%
Annual Return 2008	rr_AnnualReturn2008	2.03%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
PNC TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	505
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

PNC TREASURY MONEY MARKET FUND (Second Prospectus Summary) | PNC TREASURY MONEY MARKET FUND
PNC TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC TREASURY MONEY MARKET FUND CLASS I
Investment Advisory Fees		0.25%
Distribution (12b-1) Fees		none
Shareholder Servicing Fees		none
Other		0.11%
Total Other Expenses		0.11%
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.36%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS I	37	116	202	456

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds,

the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.02%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.28%   (3/31/01)

Worst Quarter       0.00%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS I	Class I Shares	0.01%	1.97%	1.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC TREASURY MONEY MARKET FUND (Second Prospectus Summary) | PNC TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC TREASURY MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a  $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.02%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_364/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.28%   (3/31/01)
Worst Quarter       0.00%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.01%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC TREASURY MONEY MARKET FUND (Second Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
PNC TREASURY MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2001	rr_AnnualReturn2001	3.63%
Annual Return 2002	rr_AnnualReturn2002	1.34%
Annual Return 2003	rr_AnnualReturn2003	0.65%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.39%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	1.27%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.88%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.